UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	12/31/04

SSL-DOCS2 70128344v14

FORM N-CSR
Item 1.	Reports to Stockholders.

Dreyfus Premier
Core Value Fund

ANNUAL REPORT December 31, 2004

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
19	Financial Highlights
25	Notes to Financial Statements
34	Report of Independent Registered
Public Accounting Firm
35	Important Tax Information
36	Board Members Information
38	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Core Value Fund

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier Core Value Fund, covering the 12-month period from January 1, 2004, through December 31, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Brian Ferguson, portfolio manager and member of the Large Cap Value Team of The Boston Company Asset Management.

2004 represented the second consecutive year of positive stock market performance. Unlike the 2003 rally, however, in which most stocks rose as general business conditions improved, 2004’s market performance largely reflected the strengths and weaknesses of individual companies and industries. As a result, fundamental research and professional judgment became more important determinants of mutual fund performance in 2004.

What’s ahead for stocks in 2005? No one knows for certain. Positive influences remain in place, including moderately expanding U.S. and global economies and low inflation. Nonetheless, a number of risks — such as rising short-term interest rates, currency fluctuations and generally slowing corporate earnings — could threaten the market environment.

As always, we urge our shareholders to view the stock market from a long-term perspective, measured in years rather than weeks or months. One of the best ways to ensure a long-term perspective is to establish an investment plan with the help of your financial advisor, and review it periodically to track your progress toward your financial goals.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Brian Ferguson, Portfolio Manager
Large Cap Value Team

How did Dreyfus Premier Core Value Fund perform relative to its benchmark?

For the 12-month period ended December 31, 2004, Dreyfus Premier Core Value Fund produced total returns of 11.41% for its Class A Shares, 10.62% for its Class B Shares, 10.62% for its Class C Shares, 11.53% for its Institutional shares, 11.69% for its Class R Shares and 11.14% for its Class T Shares.1 In comparison, the fund’s benchmark, the S&P 500/BARRA Value Index, produced a total return of 15.71% for the same period.2

We attribute the fund’s performance to the stock market’s strength over the final months of 2004, which stood in stark contrast to its relatively sluggish performance earlier in the year. Although the fund benefited from the positive contributions produced by a number of individual stocks and market sectors, its returns underperformed the S&P 500/BARRA Value Index.The fund’s underperformance in 2004 was primarily due to its emphasis on technology stocks, which lagged the averages amid lackluster customer demand, and its relatively light exposure to energy stocks, which prevented the portfolio from participating fully in the sector’s gains when gas and oil prices surged higher.

We are pleased to announce that on April 5, 2004, the Large Cap Value Team of The Boston Company Asset Management, an affiliate of The Dreyfus Corporation, started managing the fund. Each committee member is also an employee of The Dreyfus Corporation.

What is the fund’s investment approach?

The fund invests primarily in large-cap value companies that are considered undervalued based on traditional measures, such as price-to-earnings ratios. When choosing stocks, we use a “bottom-up” stock selection approach, focusing on individual companies, rather than a

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

“top-down” approach that forecasts market trends.We also focus on a company’s relative value, financial strength, sales and earnings momentum and likely catalysts that could ignite the stock price.

What other factors influenced the fund’s performance?

U.S. stock prices rose only modestly during the first 10 months of the reporting period, primarily because investors were worried about the sustainability of the economic recovery amid sluggish labor markets, rising interest rates, higher oil prices and the insurgency in Iraq. By the fourth quarter of 2004, however, the resolution of the U.S. presidential election lifted a cloud of uncertainty from the economy and market, and most stocks rallied strongly throughout the end of the year.

While we are pleased that a number of the fund’s individual stocks and market sectors participated significantly in the market’s strength, its returns lagged the S&P 500/BARRA Value Index. That’s because the fund’s bottom-up security selection strategy resulted in heavier exposure in technology stocks than the benchmark.The fund’s performance was hindered by two of its semiconductor holdings, Intel and Fairchild Semiconductor, which declined sharply when profits fell due to higher costs associated with research-and-development activities and investments in new plants. In addition, the fund’s relative performance suffered as a result of its relatively light holdings within the energy group, which benefited from rising oil and gas prices and comprised one of the S&P 500/BARRA Value Index’s stronger-performing sectors during the year.

A handful of stocks in other sectors also provided disappointing results. In the health care sector, drug distributor Cardinal Health suffered when allegations of accounting irregularities led to the departure of the company’s Chief Financial Officer.The fund’s media holdings were hurt when advertising spending, as a whole, failed to meet analysts’ expectations, despite advertisers’ historical tendency to spend heavily during the Olympics and U.S. elections.

On the other hand, the fund enjoyed strong returns from a number of its investments during the reporting period. For instance, the fund

4

received particularly robust returns from the utilities sector, where wireless communications companies such as AT&T Wireless Services and Sprint benefited from improving business fundamentals and industry consolidation. Electric utilities also posted solid gains, most notably TXU and power producers Exelon and Entergy.

In the capital goods area, the fund received strong contributions from its positions in wireless handset manufacturer Ericsson L.M., diversified industrial products manufacturer Eaton Corporation and aerospace giant Boeing, whose stock price rose due to a positive inflection point in the commercial aerospace business cycle.

What is the fund’s current strategy?

While we have continued to rely on our “bottom-up” stock selection strategy to identify attractively valued stocks, as of the end of the reporting period we have focused on companies that we believe should benefit from higher levels of corporate capital spending. Accordingly, the fund ended 2004 with greater exposure than the benchmark to the capital goods, consumer services, consumer non-durables and technology areas. Conversely, the fund has less exposure than the benchmark to the basic materials, health care, utilities and financial sectors. In our view, this positioning will allow the fund to benefit from continued economic growth in the next phase of the business cycle.

January 18, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The S&P 500/BARRA Value Index is a capitalization-weighted index of all the stocks in the Standard & Poor’s 500 Composite Price Index (“S&P 500
Index”) that have low price-to-book ratios.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A shares, Institutional shares and Class R shares of
Dreyfus Premier Core Value Fund on 12/31/94 to a $10,000 investment made in the Standard & Poor’s
500/BARRA Value Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
Performance for Class B, Class C and Class T shares will vary from the performance of Class A, Institutional and
Class R shares shown above due to differences in charges and expenses.
The fund’s performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses for Class A shares, Institutional shares and Class R shares.The
Index is a capitalization-weighted index of all the stocks in the S&P 500 that have low price-to-book ratios.The
Index does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 12/31/04

	Inception				From
	Date	1 Year	5 Years	10 Years	Inception

Class A shares
with maximum sales charge (5.75%)		5.02%	1.66%	10.88%
without sales charge		11.41%	2.87%	11.54%
Class B shares
with applicable redemption charge †	1/16/98	6.62%	1.74%	—	5.30%††
without redemption	1/16/98	10.62%	2.10%	—	5.30%††
Class C shares
with applicable redemption charge †††	1/16/98	9.62%	2.09%	—	5.20%
without redemption	1/16/98	10.62%	2.09%	—	5.20%
Class R shares		11.69%	3.13%	11.80%
Institutional shares		11.53%	2.97%	11.65%
Class T shares
with applicable sales charge (4.5%)	8/16/99	6.15%	1.66%	—	2.31%
without sales charge	8/16/99	11.14%	2.60%	—	3.18%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class B shares is 4%.After six years Class B shares convert to
Class A shares.
††	Assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.
†††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Core Value Fund from July 1, 2004 to December 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2004

	Class A	Class B	Class C	Class R	Class T	Institutional

Expenses paid
per $1,000 †	$ 6.02	$ 9.93	$ 9.93	$ 4.72	$ 7.33	$ 5.50
Ending value
(after expenses)	$1,083.30	$1,079.40	$1,079.40	$1,084.70	$1,082.00	$1,083.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2004

	Class A	Class B	Class C	Class R	Class T	Institutional

Expenses paid
per $1,000 †	$ 5.84	$ 9.63	$ 9.63	$ 4.57	$ 7.10	$ 5.33
Ending value
(after expenses)	$1,019.36	$1,015.58	$1,015.58	$1,020.61	$1,018.10	$1,019.86

  Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class B, 1.90% for Class C, .90% for Class R, 1.40% for Class T and 1.05% for Institutional multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
8

STATEMENT OF INVESTMENTS December 31, 2004
Common Stocks—99.5%	Shares	Value ($)

Banking—15.6%
Bank of America	572,536	26,903,467
Citigroup	631,033	30,403,169
Countrywide Financial	124,300	4,600,343
Fannie Mae	99,100	7,056,911
Freddie Mac	184,100	13,568,170
PNC Financial Services Group	78,500	4,509,040
SunTrust Banks	59,800	4,418,024
U.S. Bancorp	382,300	11,973,636
Wachovia	340,800	17,926,080
Wells Fargo & Co.	134,800	8,377,820
		129,736,660
Basic Industries—3.1%
Bowater	93,900	4,128,783
China Steel, ADR	7 [a]	158
Dow Chemical	165,300	8,184,003
E. I. du Pont de Nemours	86,695	4,252,389
International Paper	220,000	9,240,000
		25,805,333
Beverages & Tobacco—.8%
Altria Group	115,500	7,057,050
Brokerage—9.0%
Goldman Sachs Group	165,800	17,249,832
J.P. Morgan Chase & Co.	601,500	23,464,515
Merrill Lynch	208,050	12,435,149
Morgan Stanley	383,200	21,275,264
		74,424,760
Broadcasting & Publishing—1.6%
Time Warner	677,500 [b]	13,170,600
Capital Goods—12.0%
Boeing	264,200	13,677,634
Eaton	69,800	5,050,728
Emerson Electric	64,260	4,504,626
General Electric	664,900	24,268,850

The Fund 9

S T A T E M E N T O F I N V E S T M E N T S (continued)

Common Stocks (continued)	Shares		Value ($)

Capital Goods (continued)
Nokia, ADR	526,000		8,242,420
Tyco International	627,400		22,423,276
United Technologies	183,900		19,006,065
Xerox	137,950	[b]	2,346,530
			99,520,129
Consumer Durables—.5%
Koninklijke (Royal) Philips Electronics
(New York Shares)	154,100		4,083,650
Consumer Non-Durables—4.3%
Coca-Cola	99,100		4,125,533
Colgate-Palmolive	163,200		8,349,312
General Mills	90,000		4,473,900
Jones Apparel Group	103,700		3,792,309
Kimberly-Clark	69,000		4,540,890
Kraft Foods, Cl. A	183,900		6,548,679
Newell Rubbermaid	173,300	[c]	4,192,127
			36,022,750
Consumer Services—11.3%
Advance Auto Parts	129,900	[b]	5,674,032
Clear Channel Communications	407,100		13,633,779
DST Systems	173,900	[b]	9,063,668
Liberty Media, Cl. A	1,185,080	[b]	13,012,178
Liberty Media International, Cl. A	86,134	[b]	3,981,975
McDonald’s	268,200		8,598,492
News, Cl. A	362,400		6,762,384
Omnicom Group	164,900		13,904,368
Safeway	327,300	[b]	6,460,902
Viacom, Cl. B	344,400		12,532,716
			93,624,494
Energy—11.8%
Apache	115,000	[c]	5,815,550
BP, ADR	194,000		11,329,600

10

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
ChevronTexaco	182,900	9,604,079
ConocoPhillips	162,060	14,071,670
Exxon Mobil	723,332	37,077,998
Schlumberger	122,200	8,181,290
Total SA, ADR	107,500	11,807,800
		97,887,987
Health Care—4.4%
Boston Scientific	215,500 [b]	7,661,025
Caremark Rx	181,700 [b]	7,164,431
Medco Health Solutions	136,700 [b]	5,686,720
PacifiCare Health Systems	37,100 [b]	2,096,892
Pfizer	126,000	3,388,140
Schering-Plough	212,300	4,432,824
WellPoint	49,800 [b]	5,727,000
		36,157,032
Insurance—7.3%
ACE	51,100	2,184,525
Allstate	97,500	5,042,700
American International Group	165,193	10,848,224
Genworth Financial, Cl. A	305,795	8,256,465
Hartford Financial Services Group	108,900	7,547,859
PMI Group	275,000	11,481,250
Prudential Financial	269,700	14,822,712
		60,183,735
Merchandising—.6%
Dollar General	222,900	4,629,633
Technology—7.1%
Automatic Data Processing	267,900	11,881,365
Fairchild Semiconductor, Cl. A	250,200 [b]	4,068,252
Hewlett-Packard	208,400	4,370,148
International Business Machines	84,900	8,369,442

The Fund 11

S T A T E M E N T O F I N V E S T M E N T S (continued)

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Microsoft	579,200	15,470,432
Oracle	726,100 [b]	9,962,092
SunGard Data Systems	160,700 [b]	4,552,631
		58,674,362
Telecommunications—1.8%
Sprint (FON Group)	608,950	15,132,408
Transportation—.3%
Union Pacific	32,600	2,192,350
Utilities—8.0%
ALLTEL	123,495	7,256,566
Dominion Resources	61,600	4,172,784
Edison International	142,200	4,554,666
Entergy	112,300	7,590,357
Exelon	198,100	8,730,267
PG&E	135,500	4,509,440
PPL	86,800	4,624,704
TXU	38,700	2,498,472
Verizon Communications	444,656	18,013,015
Vodafone Group, ADR	161,800	4,430,084
		66,380,355
Total Common Stocks
(cost $666,694,412)		824,683,288

	Principal
Short-Term Investments—.7%	Amount ($)	Value ($)

Commercial Paper;
General Electric Capital,
2.17%, 1/3/2005
(cost $6,008,000)	6,008,000	6,008,000

12

Investment of Cash Collateral
for Securities Loaned—1.3%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $10,312,500)		10,312,500 [d]	10,312,500

Total Investments (cost $683,014,912)		101.5%	841,003,788

Liabilities, Less Cash and Receivables		(1.5%)	(12,201,374)

Net Assets		100.0%	828,802,414

ADR—American Depository Receipt.
[a]	Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in
	transaction exempt from registration, normally to qualified institutional buyers.This security has been determined to be
	liquid by the Board of Trustees.At December 31, 2004, this security amounted to $158.
[b] Non-income producing.
[c]	All or a portion of these securities are on loan.At December 31, 2004, the total market value of the fund’s securities
	on loan is $10,007,677 and the total market value of the collateral held by the fund is $10,312,500.
[d]	Investment in affiliated money market mutual funds.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	15.6	Consumer Non-Durables	4.3
Capital Goods	12.0	Basic Industries	3.1
Energy	11.8	Short Term/
Consumer Services	11.3	Money Market Investments	2.0
Brokerage	9.0	Telecommunications	1.8
Utilities	8.0	Broadcasting & Publishing	1.6
Insurance	7.3	Other	2.2
Technology	7.1
Health Care	4.4		101.5

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $10,007,677)—Note 1(b):
Unaffiliated issuers	672,702,412	830,691,288
Affiliated issuers	10,312,500	10,312,500
Receivable for investment securities sold		3,518,061
Dividends and interest receivable		1,136,354
Receivable for shares of Beneficial Interest subscribed		182,206
		845,840,409

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		937,877
Cash overdraft due to Custodian		45,748
Liability for securities on loan—Note 1(b)		10,312,500
Payable for investment securities purchased		1,566,257
Payable for shares of Beneficial Interest redeemed		4,175,613
		17,037,995

Net Assets ($)		828,802,414

Composition of Net Assets ($):
Paid-in capital		735,090,322
Accumulated undistributed investment income—net		922,455
Accumulated net realized gain (loss) on investments		(65,199,239)
Accumulated net unrealized appreciation
(depreciation) on investments		157,988,876

Net Assets ($)		828,802,414

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T	Institutional

Net Assets ($)	634,007,300	78,153,749	21,958,470	50,535,844	2,945,060	41,201,991
Shares
Outstanding	20,900,152	2,619,721	736,224	1,666,270	97,107	1,358,959

Net Asset Value
Per Share ($)	30.34	29.83	29.83	30.33	30.33	30.32

See notes to financial statements.
14

STATEMENT OF OPERATIONS Year Ended December 31, 2004
Investment Income ($):
Income:
Cash dividends (net of $209,149 foreign taxes withheld at source)	16,039,764
Interest	136,875
Income from securities lending	79,929
Total Income	16,256,568
Expenses:
Management fee—Note 3(a)	7,329,969
Distribution and service fees—Note 3(b)	2,617,704
Loan commitment fees—Note 2	7,777
Total Expenses	9,955,450
Investment Income—Net	6,301,118

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	71,568,294
Net unrealized appreciation (depreciation) on investments	8,014,588
Net Realized and Unrealized Gain (Loss) on Investments	79,582,882
Net Increase in Net Assets Resulting from Operations	85,884,000

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2004	2003

Operations ($):
Investment income—net	6,301,118	4,486,434
Net realized gain (loss) on investments	71,568,294	2,244,365
Net unrealized appreciation
(depreciation) on investments	8,014,588	171,665,107
Net Increase (Decrease) in Net Assets
Resulting from Operations	85,884,000	178,395,906

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(4,697,408)	(3,672,165)
Class B shares	(149,699)	(42,807)
Class C shares	(41,992)	(12,034)
Class R shares	(549,414)	(431,331)
Class T shares	(14,243)	(8,129)
Institutional shares	(347,200)	(294,312)
Total Dividends	(5,799,956)	(4,460,778)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	59,592,432	69,547,747
Class B shares	6,208,956	11,334,683
Class C shares	4,440,112	9,950,055
Class R shares	7,087,324	6,484,312
Class T shares	813,497	466,996
Institutional shares	804,835	674,229

16

	Year Ended December 31,

	2004	2003

Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A shares	4,081,538	3,178,046
Class B shares	129,596	36,527
Class C shares	31,529	9,238
Class R shares	549,093	431,021
Class T shares	13,773	8,023
Institutional shares	336,538	285,477
Cost of shares redeemed:
Class A shares	(98,384,063)	(101,503,555)
Class B shares	(14,428,736)	(11,884,065)
Class C shares	(7,117,650)	(12,880,056)
Class R shares	(14,874,540)	(5,795,921)
Class T shares	(422,625)	(246,690)
Institutional shares	(5,872,389)	(5,373,560)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(57,010,780)	(35,277,493)
Total Increase (Decrease) in Net Assets	23,073,264	138,657,635

Net Assets ($):
Beginning of Period	805,729,150	667,071,515
End of Period	828,802,414	805,729,150
Undistributed investment income—net	922,455	421,293

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended December 31,

	2004	2003

Capital Share Transactions:
Class A [a]
Shares sold	2,113,462	2,953,000
Shares issued for dividends reinvested	141,041	134,142
Shares redeemed	(3,501,287)	(4,326,654)
Net Increase (Decrease) in Shares Outstanding	(1,246,784)	(1,239,512)

Class B [a]
Shares sold	218,548	486,046
Shares issued for dividends reinvested	4,398	1,655
Shares redeemed	(518,703)	(525,823)
Net Increase (Decrease) in Shares Outstanding	(295,757)	(38,122)

Class C
Shares sold	159,821	452,412
Shares issued for dividends reinvested	1,071	421
Shares redeemed	(256,515)	(599,607)
Net Increase (Decrease) in Shares Outstanding	(95,623)	(146,774)

Class R
Shares sold	252,461	271,825
Shares issued for dividends reinvested	19,085	18,131
Shares redeemed	(527,483)	(237,711)
Net Increase (Decrease) in Shares Outstanding	(255,937)	52,245

Class T
Shares sold	28,795	20,540
Shares issued for dividends reinvested	471	338
Shares redeemed	(14,698)	(10,977)
Net Increase (Decrease) in Shares Outstanding	14,568	9,901

Institutional Shares
Shares sold	28,607	29,399
Shares issued for dividends reinvested	11,656	12,070
Shares redeemed	(207,544)	(240,152)
Net Increase (Decrease) in Shares Outstanding	(167,281)	(198,683)

[a]	During the period ended December 31, 2004, 92,290 Class B shares representing $2,541,700 were automatically converted to 90,750 Class A shares and during the period ended December 31, 2003, 33,502 Class B shares representing $773,643 were automatically converted to 32,995 Class A shares.
See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,

Class A Shares	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value, beginning of period	27.44	21.57	28.62	30.93	30.83
Investment Operations:
Investment income—net [a]	.24	.17	.10	.17	.24
Net realized and unrealized
gain (loss) on investments	2.88	5.86	(7.06)	(1.46)	3.04
Total from Investment Operations	3.12	6.03	(6.96)	(1.29)	3.28
Distributions:
Dividends from investment income—net	(.22)	(.16)	(.09)	(.16)	(.23)
Dividends from net realized
gain on investments	—	—	—	(.86)	(2.95)
Total Distributions	(.22)	(.16)	(.09)	(1.02)	(3.18)
Net asset value, end of period	30.34	27.44	21.57	28.62	30.93

Total Return (%) [b]	11.41	28.09	(24.36)	(4.04)	11.21

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.15	1.15	1.15	1.15	1.15
Ratio of net investment income
to average net assets	.86	.71	.41	.58	.79
Portfolio Turnover Rate	74.98	54.58	67.21	68.77	88.70

Net Assets, end of period ($ X 1,000)	634,007	607,633	504,371	695,054	634,410

[a]	Based on average shares outstanding at each month end.
[b]	Exclusive of sales charge.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)
		Year Ended December 31,

Class B Shares	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value, beginning of period	27.02	21.27	28.33	30.68	30.64
Investment Operations:
Investment income (loss)—net [a]	.02	(.01)	(.08)	(.07)	.01
Net realized and unrealized
gain (loss) on investments	2.85	5.77	(6.98)	(1.42)	3.01
Total from Investment Operations	2.87	5.76	(7.06)	(1.49)	3.02
Distributions:
Dividends from investment income—net	(.06)	(.01)	—	(.00)[b]	(.03)
Dividends from net realized
gain on investments	—	—	—	(.86)	(2.95)
Total Distributions	(.06)	(.01)	—	(.86)	(2.98)
Net asset value, end of period	29.83	27.02	21.27	28.33	30.68

Total Return (%) [c]	10.62	27.12	(24.92)	(4.79)	10.39

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.90	1.90	1.90	1.90	1.90
Ratio of net investment income
(loss) to average net assets	.10	(.04)	(.33)	(.24)	.03
Portfolio Turnover Rate	74.98	54.58	67.21	68.77	88.70

Net Assets, end of period ($ X 1,000)	78,154	78,780	62,820	68,123	17,209

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
See notes to financial statements.

20

		Year Ended December 31,

Class C Shares	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value, beginning of period	27.02	21.27	28.34	30.68	30.64
Investment Operations:
Investment income (loss)—net [a]	.02	(.01)	(.08)	(.06)	.00[b]
Net realized and unrealized
gain (loss) on investments	2.85	5.77	(6.99)	(1.42)	3.02
Total from Investment Operations	2.87	5.76	(7.07)	(1.48)	3.02
Distributions:
Dividends from investment income—net	(.06)	(.01)	—	(.00)[b]	(.03)
Dividends from net realized
gain on investments	—	—	—	(.86)	(2.95)
Total Distributions	(.06)	(.01)	—	(.86)	(2.98)
Net asset value, end of period	29.83	27.02	21.27	28.34	30.68

Total Return (%) [c]	10.62	27.12	(24.95)	(4.75)	10.35

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.90	1.90	1.90	1.90	1.90
Ratio of net investment income
(loss) to average net assets	.10	(.04)	(.32)	(.24)	.01
Portfolio Turnover Rate	74.98	54.58	67.21	68.77	88.70

Net Assets, end of period ($ X 1,000)	21,958	22,480	20,819	23,612	3,459

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Exclusive of sales charge.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)
		Year Ended December 31,

Class R Shares	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value, beginning of period	27.43	21.56	28.62	30.92	30.82
Investment Operations:
Investment income—net [a]	.31	.22	.17	.23	.32
Net realized and unrealized
gain (loss) on investments	2.88	5.87	(7.08)	(1.44)	3.04
Total from Investment Operations	3.19	6.09	(6.91)	(1.21)	3.36
Distributions:
Dividends from investment income—net	(.29)	(.22)	(.15)	(.23)	(.31)
Dividends from net realized
gain on investments	—	—	—	(.86)	(2.95)
Total Distributions	(.29)	(.22)	(.15)	(1.09)	(3.26)
Net asset value, end of period	30.33	27.43	21.56	28.62	30.92

Total Return (%)	11.69	28.43	(24.18)	(3.80)	11.49

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90	.90	.90	.90	.90
Ratio of net investment income
to average net assets	1.09	.95	.67	.78	1.03
Portfolio Turnover Rate	74.98	54.58	67.21	68.77	88.70

Net Assets, end of period ($ X 1,000)	50,536	52,723	40,320	46,555	1,138

[a] Based on average shares outstanding at each month end.
See notes to financial statements.

22

		Year Ended December 31,

Class T Shares	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value, beginning of period	27.43	21.57	28.63	30.93	30.84
Investment Operations:
Investment income—net [a]	.18	.11	.05	.07	.17
Net realized and unrealized
gain (loss) on investments	2.87	5.85	(7.07)	(1.42)	3.03
Total from Investment Operations	3.05	5.96	(7.02)	(1.35)	3.20
Distributions:
Dividends from investment income—net	(.15)	(.10)	(.04)	(.09)	(.16)
Dividends from net realized
gain on investments	—	—	—	(.86)	(2.95)
Total Distributions	(.15)	(.10)	(.04)	(.95)	(3.11)
Net asset value, end of period	30.33	27.43	21.57	28.63	30.93

Total Return (%) [b]	11.14	27.72	(24.53)	(4.28)	10.89

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.40	1.40	1.40	1.40	1.40
Ratio of net investment income
to average net assets	.65	.45	.21	.25	.57
Portfolio Turnover Rate	74.98	54.58	67.21	68.77	88.70

Net Assets, end of period ($ X 1,000)	2,945	2,264	1,567	1,132	154

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)
		Year Ended December 31,

Institutional Shares	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value, beginning of period	27.42	21.55	28.60	30.90	30.81
Investment Operations:
Investment income—net [a]	.27	.19	.13	.20	.27
Net realized and unrealized
gain (loss) on investments	2.88	5.87	(7.07)	(1.45)	3.04
Total from Investment Operations	3.15	6.06	(6.94)	(1.25)	3.31
Distributions:
Dividends from investment income—net	(.25)	(.19)	(.11)	(.19)	(.27)
Dividends from net realized
gain on investments	—	—	—	(.86)	(2.95)
Total Distributions	(.25)	(.19)	(.11)	(1.05)	(3.22)
Net asset value, end of period	30.32	27.42	21.55	28.60	30.90

Total Return (%)	11.53	28.25	(24.28)	(3.96)	11.30

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05	1.05	1.05	1.05	1.05
Ratio of net investment income
to average net assets	.96	.81	.51	.70	.89
Portfolio Turnover Rate	74.98	54.58	67.21	68.77	88.70

Net Assets, end of period ($ X 1,000)	41,202	41,848	37,174	58,557	63,473

[a] Based on average shares outstanding at each month end.
See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Core Value Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment manager.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class R, Class T and Institutional shares. Class A, Class B, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A and Class T shares are subject to a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Financial and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R and Institutional shares are offered without a front-end sales charge or CDSC. Institutional shares are offered only to those customers of certain financial planners and investment advisers who held shares of a predecessor class of the fund as of April 4, 1994, and bear a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution and service fees and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System, for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

26

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(e) Forward currency exchange contracts: The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. At December 31, 2004, there were no open forward currency exchange contracts.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by

28

capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At December 31, 2004, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $922,455, accumulated capital losses $64,270,696 and unrealized appreciation $157,060,333.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to December 31, 2004. If not applied, $51,019,444 of the carryover expires in fiscal 2010 and $13,251,252 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2004 and December 31, 2003 were as follows: ordinary income $5,799,956 and $4,460,778, respectively.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (“the Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended December 31, 2004, the fund did not borrow under the Facility.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and the Trust (the “Dreyfus/Laurel Funds”) attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). These fees are charged and allocated to each series based on net assets. In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

30

During the period ended December 31, 2004, the Distributor retained $70,881 and $2,422 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $194,071 and $9,741 from contingent deferred sales charges on redemptions on the fund’s Class B and Class C shares, respectively.

(b) Under separate Distribution Plans (the “Plans”) adopted pursuant to Rule 12b-1 under the Act,Class A shares and Institutional shares may pay annually up to .25% and .15%, respectively, of the value of their average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares and Institutional shares. Class B, Class C and Class T shares pay the Distributor for distributing their shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares, and .25% of the value of average daily net assets of Class T shares.The Distributor may pay one or more agents in respect of advertising, marketing and other distribution services for Class T shares and determines the amounts, if any, to be paid to agents and the basis on which such payments are made. Class B, Class C and Class T shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class B, Class C and Class T shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B, Class C and Class T shares,respectively.During the period ended December 31,2004, Class A, Class B, Class C, Class T and Institutional shares were charged $1,541,045, $585,739, $166,166, $6,537 and $61,045, respectively, pursuant to their respective Plans. During the period ended December 31, 2004,Class B,Class C and Class T shares were charged $195,246,$55,389 and $6,537, respectively, pursuant to the Service Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $699,575, Rule 12b-1 distribution plan fees $215,243 and shareholder services plan fees $23,059.

(c) The Company and the Manager have received an exemptive order from the SEC which, among other things, permits the fund to use cash collateral received in connection with lending the fund’s securities and other uninvested cash to purchase shares of one or more registered money market mutual funds advised by the Manager in excess of the limitations imposed by the Act.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 2004, amounted to $597,472,843 and $643,411,684, respectively.

At December 31, 2004, the cost of investments for federal income tax purposes was $683,943,455; accordingly, accumulated net unrealized appreciation on investments was $157,060,333, consisting of $164,791,966 gross unrealized appreciation and $7,731,633 gross unrealized depreciation.

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”). In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds. The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund

32

Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

The Fund 33

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

We have audited the accompanying statement of assets and liabilities, of Dreyfus Premier Core Value Fund (the “Fund”) of The Dreyfus/Laurel Funds Trust, including the statement of investments as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian.As to securities purchased and sold but not yet received or delivered, we performed other appropriate auditing procedures.An audit also includes assessing the accounting principles used and significant estimates made by manage-ment,as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Core Value Fund of The Dreyfus/Laurel Funds Trust as of December 31, 2004 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 18, 2005

34

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 55.47% of the ordinary dividends paid during the fiscal year ended December 31, 2004 as qualifying for the corporate dividends received deduction and also for the fiscal year ended December 31, 2004, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $5,799,955 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in January 2005 of the percentage applicable to the preparation of their 2004 income tax returns.

The Fund 35

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (61)
Chairman of the Board (1999)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Azimuth Trust, an institutional asset management firm, Member of Board of Managers and Advisory Board
No. of Portfolios for which Board Member Serves: 186
———————

James Fitzgibbons (70)
Board Member (1994)

Principal Occupation During Past 5 Years:

  Chairman of the Board, Davidson Cotton Company (1998-2002)

Other Board Memberships and Affiliations:

  Bill Barrett Company, an oil and gas exploration company, Director
No. of Portfolios for which Board Member Serves: 23
———————

J. Tomlinson Fort (76)
Board Member (1987)

Principal Occupation During Past 5 Years:

• Retired; Of Counsel, Reed Smith LLP (1998-2004)

Other Board Memberships and Affiliations:
  Allegheny College, Emeritus Trustee
  Pittsburgh Ballet Theatre,Trustee
  American College of Trial Lawyers, Fellow
No. of Portfolios for which Board Member Serves: 23
———————

Kenneth A. Himmel (58)
Board Member (1994)

Principal Occupation During Past 5 Years:
  President and CEO,Related Urban Development,a real estate development company (1996-present)
  President and CEO, Himmel & Company, a real estate development company (1980-present)
  CEO, American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 23
36

Stephen J. Lockwood (57)
Board Member (1994)

Principal Occupation During Past 5 Years:
  Chairman of the Board, Stephen J. Lockwood and Company LLC, an investment company (2000-present)
  Chairman of the Board and CEO, LDG Reinsurance Corporation (1977-2000)
Other Board Memberships and Affiliations:
  BDML Holdings, an insurance company, Chairman of the Board
  Affiliated Managers Group, an investment management company, Director
No. of Portfolios for which Board Member Serves: 23
———————

Roslyn Watson (55)
Board Member (1994)

Principal Occupation During Past 5 Years:

  Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
Other Board Memberships and Affiliations:
  American Express Centurion Bank, Director
  The Hyams Foundation Inc., a Massachusetts Charitable Foundation,Trustee
  National Osteoporosis Foundation,Trustee
No. of Portfolios for which Board Member Serves: 23
———————

Benaree Pratt Wiley (58)
Board Member (1998)

Principal Occupation During Past 5 Years:
  President and CEO,The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA (1991-present)
Other Board Memberships and Affiliations:
  Boston College, Associate Trustee
  The Greater Boston Chamber of Commerce, Director
  Mass. Development, Director
  Commonwealth Institute, Director
  Efficacy Institute, Director
  PepsiCo African-American, Advisory Board
  The Boston Foundation, Director
  Harvard Business School Alumni Board, Director
No. of Portfolios for which Board Member Serves: 23
———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Ruth Marie Adams, Emeritus Board Member
Francis P. Brennan, Emeritus Board Member

The Fund 37

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 92 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 59 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 92 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 51 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, Secretary since March 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since July 1980.

JAMES BITETTO, Assistant Secretary since October 2004.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 4 investment companies (comprised of 23 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since December 1996.

JEFF PRUSNOFSKY, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 88 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since October 1990.

MICHAEL A. ROSENBERG, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 90 investment companies (comprised of 194 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1985.

38

RICHARD CASSARO, Assistant Treasurer since August 2003.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 26 investment companies (comprised of 102 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since September 1982.

ERIK D. NAVILOFF, Assistant Treasurer since December 2002.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 19 investment companies (comprised of 75 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Manager since November 1992.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 27 investment companies (comprised of 107 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1990.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1993.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (93 investment companies, comprising 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 47 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 88 investment companies (comprised of 196 portfolios) managed by the Manager. He is 34 years old and has been an employee of the Distributor since October 1998.

The Fund 39

NOTES

For	More	Information

Dreyfus Premier
Core Value Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available through the fund’s website at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Dreyfus Premier
Limited Term
High Yield Fund

ANNUAL REPORT December 31, 2004

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
32	Notes to Financial Statements
45	Report of Independent Registered
Public Accounting Firm
46	Important Tax Information
47	Board Members Information
49	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Limited Term High Yield Fund

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier Limited Term High Yield Bond Fund, covering the 12-month period from January 1, 2004, through December 31, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with Gerald E.Thunelius, portfolio manager for the fund during its recently completed fiscal year.

Despite a moderately growing economy and rising interest rates over the second half of the year, the yield of the benchmark 10-year U.S. Treasury bond ended 2004 virtually unchanged from where it began. At the same time, corporate bonds generally continued to gain value as business conditions improved, and mortgage-backed securities benefited from waning prepayment activity among homeowners.

Can bonds continue to deliver positive results in 2005? No one knows for certain. However, with short-term interest rates rising and the economy gaining momentum, we believe that some areas of the fixed-income market are likely to be stronger than others. What’s required for success, in our view, is strong fundamental research and keen professional judgment.

As always, we urge our shareholders to view the financial markets from a long-term perspective, measured in years rather than weeks or months. One of the best ways to ensure a long-term perspective is to establish an investment plan with the help of your financial advisor, and review it periodically to track your progress toward your financial goals.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

How did Dreyfus Premier Limited Term High Yield Fund perform during the period?

For the 12-month period ended December 31, 2004, the fund achieved total returns of 10.44% for its Class A shares, 10.06% for Class B shares, 9.63% for Class C shares and 10.87% for Class R shares.The fund generated aggregate income dividends of $0.5321 for Class A shares, $0.4964 for Class B shares, $0.4777 for Class C shares and $0.5510 for Class R shares.1 In comparison, the Merrill Lynch High Yield Master II Index (the “Index”), the fund’s benchmark, achieved a total return of 10.87% for the same period.2

Corporate bond prices rose during 2004 as business conditions improved in a stronger economy. Returns were particularly strong during the second half of the year when political and economic uncertainty began to ease. The fund’s returns were generally in line with the Index, after accounting for fund fees and expenses. Additionally, the fund’s exposure to “lower-rated” high-yield bonds helped the fund keep pace with the Index as bonds of such quality were the Index’s best performers over the reporting period.

What is the fund’s investment approach?

The fund seeks to maximize total return, consisting of capital appreciation and current income.The average effective maturity of the fund is limited to a maximum of 5.5 years.

At least 80% of the fund’s assets are invested in fixed-income securities that are rated below investment grade (“high yield” or “junk” bonds) or are the unrated equivalent as determined by Dreyfus. Individual issues are selected based on careful credit analysis. We thoroughly analyze the business, management and financial strength of each of the companies whose bonds we buy, then project each issuer’s ability to repay its debt.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

The U.S. economy generally strengthened over the reporting period, leading to improved business conditions for many corporate bond issuers. During the first quarter of 2004, however, the economy generally recovered more slowly than investors had expected, and inflationary pressures remained low. As a result, bond prices generally were little changed over the reporting period’s first half.

However, the U.S. economy appeared to gain momentum during the spring of 2004, when surprisingly strong labor statistics and higher energy prices suggested that long-dormant inflationary pressures might be resurfacing. Although rising inflation concerns led to sharply lower prices for U.S.Treasury securities and other areas of the bond market that tend to be more sensitive to changing interest rates, high-yield corporate bonds held more of their value as investors continued to look forward to better business conditions and a strengthening economy.

To forestall a potential acceleration of inflation, the Federal Reserve Board (the “Fed”) raised its target for short-term interest rates five times between June and December, driving the overnight federal funds rate to 2.25% . The initial rate hike in late June represented the Fed’s first move toward higher interest rates in more than four years. However, new economic data released during the summer of 2004 proved generally disappointing. Investors’ inflation fears began to wane, and the more interest-rate-sensitive areas of the U.S. bond market rallied later in the reporting period, while prices of high-yield corporate bonds remained relatively flat.

In this environment, we attempted to balance the fund’s positions in lower-rated corporate bonds with holdings of shorter-term, more highly rated high-yield bonds.This “barbell” structure was designed to help the fund participate in the income and potential gains of lower-rated credits while attempting to manage risks through higher-quality, shorter-term positions. Indeed, this investment posture helped the fund participate in a market rally over the final months of 2004.The rally was driven by improving investor sentiment after the resolution of the presidential election and amid signs of stronger economic growth.

4

The fund received particularly strong contributions to performance during the reporting period from its holdings in the utilities sector and its relatively light exposure to retailers. Among individual issues, chemicals producer Resolution Performance Products/Capital ranked among the fund’s top performers. The fund also received positive contributions from a number of bonds that once were considered “distressed” credits, including building products manufacturer Owens Corning and apparel maker HCI Direct. Good results from these positions were partially offset by disappointing returns from others, such as energy company Calpine, which was hurt by deteriorating business fundamentals, and media company Pegasus Communications, which encountered financial difficulties. The fund’s returns also were hampered by its relatively large cash holdings during 2004.

What is the fund’s current strategy?

Effective January 31, 2005, Jonathan Uhrig became primary portfolio manager of the fund. John McNichols was appointed as an additional portfolio manager. Mr. Uhrig is a Portfolio Manager for High Yield Strategies, and is also head of high-yield trading, at Standish Mellon Asset Management, LLC — an affiliate of Dreyfus. Mr. McNichols is the Director of Credit Research and Investment at Standish Mellon, overseeing all of Standish Mellon's global credit research. Each manages the portfolio under a dual-employee relationship with Dreyfus, using the proprietary investment processes of Standish Mellon, and will manage the fund accordingly.

February 1, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into
	consideration the maximum initial sales charge in the case of Class A shares, or the applicable
	contingent deferred sales charges imposed on redemptions in the case of Class B and Class C
	shares. Had these charges been reflected, returns would have been lower. Past performance is no
	guarantee of future results. Share price, yield and investment return fluctuate such that upon
	redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital
	gain distributions.The Merrill Lynch High Yield Master II Index is an unmanaged performance
	benchmark composed of U.S. domestic and Yankee bonds rated below investment grade with at
	least $100 million par amount outstanding and greater than or equal to one year to maturity.

	The Fund	5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class B, Class C and Class R shares of Dreyfus Premier Limited Term High Yield Fund on 6/2/97 (inception date) to a $10,000 investment made in the
Merrill Lynch High Yield Master II Index (the “Index”). For comparative purposes, the value of the Index on 5/31/97 is used as the beginning value on 6/2/97.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is an unmanaged performance benchmark composed of
U.S. domestic and Yankee bonds rated below investment grade with at least $100 million par amounts outstanding and greater than or equal to one year to maturity. Both interest and price changes are calculated daily based on an accrued schedule and trader pricing.The Index does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 12/31/04

	Inception			From
	Date	1 Year	5 Years	Inception

Class A shares
with maximum sales charge (4.5%)	6/2/97	5.48%	2.53%	2.62%
without sales charge	6/2/97	10.44%	3.47%	3.24%
Class B shares
with applicable redemption charge †	6/2/97	6.06%	2.73%	2.83%
without redemption	6/2/97	10.06%	2.99%	2.83%
Class C shares
with applicable redemption charge ††	6/2/97	8.63%	2.74%	2.49%
without redemption	6/2/97	9.63%	2.74%	2.49%
Class R shares	6/2/97	10.87%	3.77%	3.51%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

†	The maximum contingent deferred sales charge for Class B shares is 4%.After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Limited Term High Yield Fund from July 1, 2004 to December 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2004
	Class A	Class B	Class C	Class R

Expenses paid per $1,000 †	$ 4.98	$ 7.59	$ 8.90	$ 3.67
Ending value (after expenses)	$1,086.20	$1,083.60	$1,082.20	$1,087.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2004

	Class A	Class B	Class C	Class R

Expenses paid per $1,000 †	$ 4.82	$ 7.35	$ 8.62	$ 3.56
Ending value (after expenses)	$1,020.36	$1,017.85	$1,016.59	$1,021.62

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.45% for Class B, 1.70% for
Class C and .70% Class R; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS December 31, 2004
	Principal
Bonds and Notes—86.7%	Amount ($)		Value ($)

Advertising—.8%
RH Donnelley Finance:
Sr. Notes, 8.875%, 2010	783,000	[a]	876,960
Sr. Sub. Notes, 10.875%, 2012	3,402,000	[a]	4,056,885
			4,933,845
Aerospace & Defense—1.7%
Argo-Tech,
Sr. Notes, 9.25%, 2011	1,470,000		1,620,675
Armor,
Sr. Sub. Notes, 8.25%, 2013	2,250,000	[b]	2,531,250
DRS Technologies,
Sr. Sub. Notes, 6.875%, 2013	524,000	[a]	550,200
TD Funding,
Sr. Sub. Notes, 8.375%, 2011	2,500,000		2,693,750
Vought Aircraft Industries,
Sr. Notes, 8%, 2011	2,800,000		2,737,000
			10,132,875
Agricultural—.2%
Seminis Vegetable Seeds,
Sr. Sub. Notes, 10.25%, 2013	755,000		853,150
Airlines—.9%
AMR,
Debs., 9.75%, 2021	200,000	[b]	146,000
Aircraft Lease Portfolio Securitization,
Pass-Through Trust, Ctfs., 1996-1, 12.75%, 2006	2,115,124	[c]	21,151
Delta Airlines,
Pass-Through Ctfs., Ser. 2001-1, Cl. B, 7.711%, 2011	1,575,000		1,211,746
Northwest Airlines:
Pass-Through Ctfs., Ser. 1996-1, 7.67%, 2015	1,618,525		1,407,963
Sr. Notes, 10%, 2009	2,402,000	[b]	2,035,695
United AirLines,
Enhanced Pass-Through Ctfs.,
Ser. 1997-1A, 2.02%, 2049	716,535	[d]	611,458
			5,434,013
Auto Manufacturing—.3%
Navistar International,
Sr. Notes, 7.5%, 2011	1,601,000	[b]	1,725,078

The Fund 9

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Automotive, Trucks & Parts—1.4%
Accuride,
Sr. Sub. Notes, Ser. B, 9.25%, 2008	2,265,000		2,310,300
Airxcel,
Sr. Sub. Notes, Ser. B, 11%, 2007	544,000		541,280
Collins & Aikman Products:
Sr. Notes, 10.75%, 2011	754,000	[b]	772,850
Sr. Sub. Notes, 12.875%, 2012	2,089,000	[a,b]	1,814,819
HLI Operating,
Sr. Notes, 10.5%, 2010	350,000	[b]	377,125
Tenneco Automotive,
Sr. Secured Notes, Ser. B, 10.25%, 2013	1,200,000	[b]	1,422,000
United Components,
Sr. Sub. Notes, 9.375%, 2013	768,000	[b]	837,120
			8,075,494
Building & Construction—2.3%
Asia Aluminum,
Secured Notes, 8%, 2011	601,000	[a]	610,015
Atrium Cos.,
Sr. Sub. Notes, Ser. B, 10.5%, 2009	1,890,000		1,998,675
Goodman Global,
Sr. Sub. Notes, 7.875%, 2012	524,000	[a]	521,380
K Hovnanian Enterprises,
Sr. Sub. Notes, 8.875%, 2012	1,000,000	[b]	1,110,000
KB Home,
Sr. Sub. Notes, 7.75%, 2010	2,000,000		2,175,000
Owens Corning:
Bonds, 7.5%, 2018	394,000	[c]	324,065
Notes, 7%, 2009	3,500,000	[c]	2,870,000
THL Buildco,
Sr. Sub. Notes, 8.5%, 2014	1,573,000	[a]	1,651,650
WCI Communities,
Sr. Sub. Notes, 10.625%, 2011	2,300,000		2,564,500
			13,825,285
Chemicals—5.6%
Crompton,
Sr. Notes, 9.875%, 2012	3,678,000	[a]	4,229,700
HMP Equity,
Sr. Discount Notes, 0%, 2008	2,393,000		1,594,336

10

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Chemicals (continued)
Huntsman,
Sr. Secured Notes, 11.625%, 2010	557,000		661,437
Sr. Sub. Notes, 9.875%, 2009	524,000		577,710
Huntsman ICI Chemicals,
Sr. Sub. Notes, 10.125%, 2009	5,409,000	[b]	5,720,018
Nalco,
Sr. Sub. Notes, 8.875%, 2013	4,153,000	[b]	4,578,682
OM Group,
Sr. Sub. Notes, 9.25%, 2011	3,600,000		3,852,000
Resolution Performance Products/Capital,
Sr. Secured Notes, 8%, 2009	749,000		808,920
Rhodia:
Sr. Notes, 7.625%, 2010	3,267,000	[b]	3,291,502
Sr. Notes, 10.25%, 2010	5,583,000	[b]	6,308,790
Rockwood Specialties,
Sr. Sub. Notes, 10.625%, 2011	1,506,000		1,739,430
			33,362,525
Commercial Mortgage Pass-Through Ctfs.—.3%
Structured Asset Securities, REMIC,
Ser. 1996-CFL, Cl. H, 7.75%, 2028	1,750,000		1,971,954
Commercial Services—.5%
Brickman,
Sr. Sub. Notes, Ser. B, 11.75%, 2009	1,037,000		1,218,475
United Rentals North America,
Sr. Sub. Notes, 7.75%, 2013	1,800,000	[b]	1,773,000
			2,991,475
Consumer Products—1.1%
Ames True Temper,
Sr. Sub. Notes, 10%, 2012	1,604,000		1,652,120
Amscan,
Sr. Sub. Notes, 8.75%, 2014	1,944,000		1,953,720
Playtex Products,
Sr. Sub. Notes, 9.375%, 2011	2,546,000	[b]	2,730,585
			6,336,425
Diversified Financial Services—2.0%
BCP Caylux Holdings Luxembourg SCA,
Sr. Sub. Notes, 9.625%, 2014	3,750,000	[a]	4,246,875

The Fund 11

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Diversified Financial Services (continued)
Finova,
Notes, 7.5%, 2009	3,435,380		1,700,513
K&F Acquistions,
Sr. Sub. Notes, 7.75%, 2014	645,000	[a]	669,188
Stena,
Sr. Notes, 7.5%, 2013	1,001,000		1,053,552
Trump Casino Holdings/Funding,
First Priority Mortgage Notes, 12.625%, 2010	3,982,000		4,330,425
			12,000,553
Electric Utilities—7.0%
Allegheny Energy Statutory Trust 2001:
Secured Notes, 10.25%, 2007	3,760,999	[a]	4,279,058
Allegheny Energy Supply:
Bonds, 8.25%, 2012	6,827,000	[a,b]	7,663,308
Notes, 7.8%, 2011	1,090,000		1,193,550
CMS Energy,
Sr. Notes, 9.875%, 2007	2,862,000		3,212,595
Calpine:
Secured Notes, 7.755%, 2010	10,206,000	[a,b]	8,802,675
Secured Notes, 8.75%, 2013	2,000,000	[a]	1,660,000
Secured Notes, 9.875%, 2011	1,003,000	[a]	882,640
Calpine Generating:
Secured Notes, 8.31%, 2010	960,000	[d]	943,200
Secured Notes, 11.169%, 2011	264,000	[d]	259,380
Mirant,
Sr. Notes, 7.4%, 2004	1,814,000	[a,c]	1,342,360
Nevada Power:
Mortgage Bonds, Ser. A, 8.25%, 2011	1,321,000		1,524,104
Mortgage Notes, 6.5%, 2012	483,000		513,187
Notes, Ser. E, 10.875%, 2009	1,184,000		1,373,440
Reliant Energy,
Sr. Secured, Notes, 9.25%, 2010	5,023,000		5,625,760
Sierra Pacific Resources,
Sr. Notes, 8.625%, 2014	1,910,000		2,167,850
			41,443,107
Electrical & Electronics—1.5%
Dresser,
Sr. Sub. Notes, 9.375%, 2011	2,088,000		2,296,800
Fisher Scientific International,
Sr. Sub. Notes, 8%, 2013	2,485,000		2,832,900

12

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Electrical & Electronics (continued)
Imax,
Sr. Notes, 9.625%, 2010	1,002,000	[b]	1,097,190
Rayovac,
Sr. Sub. Notes, 8.5%, 2013	497,000	[b]	554,155
Stoneridge,
Sr. Notes, 11.5%, 2012	1,825,000		2,130,688
			8,911,733
Entertainment—1.7%
Argosy Gaming,
Sr. Sub. Notes, 9%, 2011	1,768,000	[b]	1,980,160
Bally Total Fitness,
Sr. Notes, 10.5%, 2011	2,707,000	[b]	2,740,838
Intrawest,
Sr. Notes, 7.5%, 2013	2,656,000		2,838,600
Six Flags,
Sr. Notes, 9.625%, 2014	990,000	[b]	999,900
Vail Resorts,
Sr. Sub. Notes, 6.75%, 2014	1,500,000		1,533,750
			10,093,248
Environmental Control—3.6%
Allied Waste:
Secured Notes, 6.375%, 2011	703,000		683,668
Sr. Notes, Ser. B, 7.625%, 2006	5,630,000		5,827,050
Sr. Notes, Ser. B, 8.5%, 2008	3,109,000		3,311,085
Sr. Notes, Ser. B, 8.875%, 2008	6,308,000		6,781,100
Sr. Notes, Ser. B, 9.25%, 2012	1,054,000		1,146,225
Geo Sub,
Sr. Notes, 11%, 2012	1,090,000		1,100,900
IMCO Recycling Escrow,
Sr. Notes, 9%, 2014	259,000	[a]	270,655
Synagro Technologies,
Sr. Sub. Notes, 9.5%, 2009	1,030,000	[b]	1,127,850
Waste Services,
Sr. Sub. Notes, 9.5%, 2014	936,000	[a,b]	936,000
			21,184,533
Food & Beverages—2.3%
Agrilink Foods,
Sr. Sub. Notes, 11.875%, 2008	257,000		268,886
American Seafoods,
Sr. Sub. Notes, 10.125%, 2010	2,875,000	[b]	3,090,625

The Fund 13

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Food & Beverages (continued)
Corn Products International:
Sr. Notes, 8.25%, 2007	1,065,000		1,172,398
Sr. Notes, 8.45%, 2009	1,065,000		1,236,565
Del Monte,
Sr. Sub. Notes, 8.625%, 2012	1,031,000		1,159,875
Dole Food:
Debs., 8.75%, 2013	780,000		875,550
Sr. Notes, 8.625%, 2009	1,005,000		1,097,963
Sr. Notes, 8.875%, 2011	1,558,000		1,702,115
Land O’Lakes,
Sr. Notes, 8.75%, 2011	1,673,000	[b]	1,673,000
National Beef Packing,
Sr. Notes, 10.5%, 2011	1,021,000		1,077,155
			13,354,132
Gaming & Lodging—6.1%
Inn of the Mountain Gods Resort & Casino,
Sr. Notes, 12%, 2010	3,234,000	[b]	3,799,950
Isle of Capri Casinos,
Sr. Sub. Notes, 9%, 2012	1,050,000		1,162,875
Kerzner International,
Notes, 8.875%, 2011	3,462,000		3,799,545
MGM Mirage:
Notes, 8.5%, 2010	1,988,000		2,271,290
Sr. Collateralized Notes, 6.95%, 2005	277,000		277,693
Mandalay Resort,
Sr. Notes, 6.5%, 2009	2,024,000		2,145,440
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes, 6.375%, 2009	2,048,000	[b]	2,114,560
Park Place Entertainment:
Sr. Sub. Notes, 7.875%, 2005	2,348,000		2,441,920
Sr. Sub. Notes, 7.875%, 2010	1,266,000	[b]	1,432,162
Sr. Sub. Notes, 8.875%, 2008	5,301,000		6,016,635
Resorts International Hotel and Casino,
First Mortgage, 11.5%, 2009	3,274,000		3,863,320
Station Casinos,
Sr. Sub. Notes, 6.5%, 2014	1,500,000	[b]	1,548,750
Turning Stone Casino Entertainment,
Sr. Notes, 9.125%, 2010	3,104,000	[a]	3,375,600
Wynn Las Vegas Capital,
First Mortgage Notes, 6.625%, 2014	1,559,000	[a]	1,551,205
			35,800,945

14

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Health Care—4.6%
Beverly Enterprises,
Sr. Sub. Notes, 7.875%, 2014	1,069,000	[a]	1,151,848
Extendicare Health Services,
Sr. Notes, 9.5%, 2010	658,000		740,250
Hanger Orthopedic,
Sr. Notes, 10.375%, 2009	3,243,000	[b]	3,364,612
Healthsouth:
Sr. Notes, 6.875%, 2005	1,001,000		1,012,261
Sr. Notes, 7%, 2008	2,964,000	[b]	3,023,280
Medex,
Sr. Sub. Notes, 8.875%, 2013	2,500,000		2,925,000
Province Healthcare,
Sr. Sub. Notes, 7.5%, 2013	2,741,000		3,083,625
Tenet HealthCare:
Notes, 7.375%, 2013	2,868,000		2,796,300
Sr. Notes, 5.375%, 2006	1,000,000	[b]	1,010,000
Sr. Notes, 9.875%, 2014	4,249,000	[a,b]	4,652,655
Triad Hospitals,
Sr. Sub. Notes, 7%, 2013	3,340,000	[b]	3,431,850
			27,191,681
Machinery—1.2%
Case New Holland:
Sr. Notes, 6%, 2009	1,090,000	[a]	1,068,200
Sr. Notes, 9.25%, 2011	5,566,000	[a]	6,220,005
			7,288,205
Manufacturing—1.9%
Hexcel,
Sr. Sub. Notes, 9.75%, 2009	3,971,000	[b]	4,149,695
JB Poindexter,
Sr. Notes, 8.75%, 2014	2,181,000	[a]	2,328,218
Key Components/Finance,
Sr. Notes, 10.5%, 2008	1,354,000		1,411,545
MAAX,
Sr. Sub. Notes, 9.75%, 2012	534,000	[a]	567,375
Polypore:
Sr. Discount Note, 0/10.50%, 2012	2,435,000	[a,e]	1,570,575
Sr. Sub. Notes, 8.75%, 2012	1,371,000		1,439,550
			11,466,958
Media—9.8%
Adelphia Communications,
Sr. Notes, Ser. B, 7.75%, 2009	1,921,000	[c]	1,805,740

The Fund 15

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Media (continued)
CSC Holdings:
Sr. Notes, 7.875%, 2007	1,977,000		2,130,218
Sr. Notes, Ser. B, 7.625%, 2011	2,000,000		2,165,000
Charter Communications Holdings:
Sr. Discount Notes, 0/11.75%, 2011	4,431,000	[e]	3,278,940
Sr. Notes, 8.75%, 2013	4,130,000	[b]	4,284,875
Sr. Notes, 10%, 2011	657,000		565,020
Sr. Notes, 10.25%, 2010	4,494,000		4,786,110
Sr. Notes, 10.75%, 2009	3,692,000	[b]	3,378,180
Dex Media East Finance,
Sr. Sub. Notes, Ser. B, 9.875%, 2009	2,908,000		3,326,025
Sr. Sub. Notes, Ser. B, 12.125%, 2012	2,323,000		2,842,771
Dex Media West/Finance,
Sr. Sub. Notes, Ser. B, 9.875%, 2013	2,879,000		3,332,442
Granite Broadcasting,
Notes, 9.75%, 2010	2,000,000		1,920,000
Gray Television,
Sr. Sub. Notes, 9.25%, 2011	514,000		578,250
Kabel Deutschland,
Sr. Notes, 10.625%, 2014	1,570,000	[a]	1,813,350
LBI Media:
Sr. Discount Notes, 0/11%, 2013	1,492,000	[e]	1,104,080
Sr. Sub. Notes, 10.125%, 2012	1,500,000		1,681,875
Lodgenet Entertainment,
Sr. Sub. Deb., 9.5%, 2013	548,000		608,280
Nexstar Finance:
Sr. Discount Notes, 0/11.375%, 2013	2,571,000	[e]	2,043,945
Sr. Sub. Notes, 7%, 2014	3,248,000		3,231,760
Pegasus Communications,
Sr. Sub. Notes, Ser. B, 12.5%, 2007	3,374,000	[c]	2,184,665
Salem Communications,
Sr. Sub. Notes, Ser. B, 9%, 2011	2,605,000		2,872,012
Spanish Broadcasting System,
Sr. Sub. Notes, 9.625%, 2009	4,246,000		4,468,915
Young Broadcasting:
Sr. Sub. Notes, 8.75%, 2014	2,648,000	[b]	2,681,100
Sr. Sub. Notes, 10%, 2011	525,000	[b]	563,062
			57,646,615

16

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Mining & Metals—2.1%
AK Steel:
Sr. Notes, 7.75%, 2012	2,636,000	[b]	2,728,260
Sr. Notes, 7.875%, 2009	2,419,000		2,476,451
CSN Islands VIII,
Sr. Notes, 10%, 2015	1,577,000	[a]	1,701,189
Consol Energy,
Notes, 7.875%, 2012	3,553,000		3,997,125
Earle M Jorgensen,
Sr. Secured Notes, 9.75%, 2012	1,320,000		1,491,600
			12,394,625
Oil & Gas—5.4%
Coastal:
Notes, 7.625%, 2008	4,733,000	[b]	4,969,650
Notes, 7.75%, 2010	4,731,000	[b]	4,967,550
Sr. Deb., 6.5%, 2008	1,067,000		1,085,673
El Paso Production,
Sr. Notes, 7.75%, 2013	2,040,000		2,147,100
Hanover Compressor:
Sr. Notes, 8.625%, 2010	1,000,000	[b]	1,097,500
Sr. Notes, 9%, 2014	1,632,000		1,823,760
Hanover Equipment Trust:
Sr. Secured Notes, Ser A., 8.5%, 2008	3,243,000	[b]	3,502,440
Sr. Secured Notes, Ser. B, 8.75%, 2011	15,000		16,350
McMoRan Exploration:
Sr. Notes, 5.25%, 2011	1,036,000	[a,b]	1,469,825
Sr. Notes, 6%, 2008	5,126,000	[a]	7,772,297
Petroleum Geo-Services,
Notes, 10%, 2010	2,500,000		2,862,500
			31,714,645
Packaging & Containers—2.4%
Jefferson Smurfit,
Sr. Notes, 8.25%, 2012	1,052,000		1,151,940
Owens-Brockway:
Sr. Notes, 6.75%, 2014	519,000	[a]	526,785
Sr. Notes, 8.25%, 2013	515,000		569,075
Sr. Secured Notes, 7.75%, 2011	1,025,000		1,114,687
Sr. Secured Notes, 8.75%, 2012	1,156,000		1,309,170
Sr. Secured Notes, 8.875%, 2009	935,000		1,020,319

The Fund 17

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Packaging & Containers (continued)
Pliant:
Sr. Secured Discount Notes, 0/11.125%, 2009	1,445,000	[e]	1,342,044
Sr. Secured Notes, 11.125%, 2009	520,000		569,400
Sr. Sub. Notes, 13%, 2010	1,025,000	[b]	1,004,500
Stone Container:
Sr. Notes, 8.375%, 2012	1,254,000		1,373,130
Sr. Notes, 9.75%, 2011	2,761,000	[b]	3,037,100
Tekni-Plex,
Secured Notes, 8.75%, 2013	1,086,000	[a,b]	1,086,000
			14,104,150
Paper & Forest Products—2.7%
Appleton Papers,
Sr. Sub Notes, Sr. B, 9.75%, 2014	1,604,000	[b]	1,780,440
Buckeye Technologies,
Sr. Notes, 8.5%, 2013	1,255,000		1,367,950
Georgia-Pacific:
Sr. Notes, 7.375%, 2008	2,080,000		2,272,400
Sr. Notes, 8.875%, 2010	8,927,000		10,433,431
			15,854,221
Pipelines—2.2%
ANR Pipeline,
Notes, 8.875%, 2010	2,540,000		2,857,500
Dynegy:
Secured Notes, 9.875%, 2010	5,109,000	[a]	5,734,853
Secured Notes, 10.125%, 2013	1,794,000	[a]	2,063,100
Southern Natural Gas,
Notes, 8.875%, 2010	2,057,000	[b]	2,314,125
			12,969,578
Real Estate Investment Trust—.4%
CB Richard Ellis Services,
Sr. Sub. Notes, 11.25%, 2011	1,500,000		1,732,500
Host Marriott,
Sr. Notes, Ser. B, 7.875%, 2008	699,000		721,718
			2,454,218
Residential Mortgage Pass-Through Ctfs.—.0%
MORSERV,
Ser. 1996-1, Cl. B5, 7%, 2011	103,772	[a]	87,511

18

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Residential Mortgage Pass-Through Ctfs. (continued)
Residential Accredit Loans,
Mortgage Asst-Backed Pass-Through Ctfs., REMIC:
Ser. 1997-QS6, Cl. B2, 7.5%, 2012	63,350		64,699
Ser. 1997-QS6, Cl. B3, 7.5%, 2012	63,189		51,075
			203,285
Retail—1.2%
Dillards,
Notes, 6.875%, 2005	94,000		96,350
JC Penney,
Sr. Notes, 8%, 2010	1,706,000		1,957,635
Remington Arms,
Sr. Notes, 10.5%, 2011	387,000		375,390
Rite Aid:
Sr. Secured Notes, 8.125%, 2010	1,180,000		1,253,750
Sr. Secured Notes, 12.5%, 2006	1,025,000	[b]	1,158,250
Saks,
Notes, 7.5%, 2010	1,052,000		1,125,640
VICORP Restaurants,
Sr. Notes, 10.5%, 2011	955,000		964,550
			6,931,565
Structured Index—.5%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	3,045,000	[a,f]	2,888,183
Technology—.9%
AMI Semiconductor,
Sr. Sub. Notes, 10.75%, 2013	1,514,000		1,786,520
Amkor Technology,
Sr. Notes, 7.125%, 2011	1,500,000	[b]	1,417,500
Seagate Technology HDD,
Sr. Notes, 8%, 2009	2,000,000	[b]	2,170,000
			5,374,020
Telecommunications—10.0%
American Tower:
Sr. Notes, 7.125%, 2012	1,561,000	[a]	1,603,927
Sr. Notes, 9.375%, 2009	2,087,000	[b]	2,217,438
Sr. Sub. Notes, 7.25%, 2011	2,561,000		2,727,465

The Fund 19

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Telecommunications (continued)
American Tower Escrow,
Discount Notes, 0%, 2008	510,000		383,775
Call-Net Enterprises,
Sr. Secured Notes, 10.625%, 2008	500,000	[b]	502,500
Crown Castle International:
Sr. Notes, 7.5%, 2013	2,009,000	[b]	2,169,720
Sr. Notes, 9.375%, 2011	3,301,000		3,713,625
Sr. Notes, Ser. B, 7.5%, 2013	1,736,000	[b]	1,874,880
Dobson Communications,
Sr. Notes, 8.875%, 2013	1,099,000	[b]	777,543
Fairpoint Communications,
Sr. Notes, 11.875%, 2010	515,000		605,125
Innova S de RL,
Notes, 9.375%, 2013	2,035,000	[b]	2,324,987
Insight Midwest/Capital,
Sr. Notes, 10.5%, 2010	2,000,000		2,200,000
MJD Communications,
Floating Rate Notes, Ser. B, 6.4875%, 2008	4,500,000	[d]	4,455,000
Nextel Communications,
Sr. Notes, 7.375%, 2015	2,000,000		2,210,000
Nextel Partners,
Sr. Notes, 12.5%, 2009	1,798,000	[b]	2,045,225
Pegasus Satellite Communications,
Sr. Notes, 12.375%, 2006	750,000	[c]	485,625
Qwest:
Bank Note, Ser. A, 6.5%, 2007	3,227,000	[a,d]	3,364,147
Bank Note, Ser. B, 6.95%, 2010	1,051,000	[a,d]	1,074,647
Qwest Services:
Notes, 14%, 2010	1,600,000	[a]	1,932,000
Sr. Secured Notes, 13.5%, 2007	5,807,000	[a,b]	6,663,532
SBA Telecommunications,
Sr. Discount Notes, 0/9.75%, 2011	5,962,000	[e]	5,052,795
Spectrasite,
Sr. Notes, 8.25%, 2010	2,090,000		2,241,525
Ubiquitel Operations,
Sr. Notes, 9.875%, 2011	1,560,000	[a]	1,758,900
US Unwired,
Sr. Secured Notes, Ser. B, 10%, 2012	2,649,000	[b]	2,999,992
Verizon Global Funding,
Notes, 6.75%, 2005	200,000	[a]	206,518

20

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)

Telecommunications (continued)
Western Wireless,
Sr. Notes, 9.25%, 2013	3,227,000		3,525,497
		59,116,388
Textiles & Apparel—.5%
Dan River,
Sr. Notes, 12.75%, 2009	2,006,000	[a,b,c]	396,185
Levi Strauss & Co.,
Sr. Notes, 12.25%, 2012	353,000		394,478
William Carter,
Sr. Sub. Notes, Ser. B, 10.875%, 2011	1,663,000		1,870,875
			2,661,538
Transportation—1.6%
CHC Helicopter,
Sr. Sub. Notes, 7.375%, 2014	1,405,000		1,489,300
General Maritime,
Sr. Notes, 10%, 2013	2,000,000		2,310,000
Gulfmark Offshore,
Sr. Notes, 7.75%, 2014	2,113,000	[a,b]	2,250,345
TFM, S.A. de C.V.,
Sr. Notes, 10.25%, 2007	3,245,000	[b]	3,472,150
			9,521,795
Total Bonds and Notes
(cost $480,106,953)		512,212,040

Preferred Stocks—2.2%	Shares		Value ($)

Commercial Services—.6%
Kaiser Group Holdings,
Cum., $3.85	60,785		3,343,175
Diversified Financial Service—.1%
Williams Holdings Of Delaware,
Cum. Conv., $2.75	7,800	[a]	655,200
Media—1.5%
Paxson Communications,
Cum. Conv., $975	969	[a]	5,328,309
Spanish Broadcasting System,
Cum. Conv., Ser. B, $107.5	3,086		3,441,363
			8,769,672

	The Fund		21

S T A T E M E N T O F I N V E S T M E N T S (continued)

Preferred Stocks (continued)	Shares	Value ($)

Textiles & Apparel—.0%
Cluett American,
Cum., $12.5	51	1,033
Total Preferred Stocks
(cost $13,099,638)		12,769,080

Common Stock—.4%

Oil & Gas—.0%
Link Energy	460,276 [g]	41,425
Telecommunications—.4%
AboveNet	64,685 [b,g]	2,069,920
Neon Communications	182,744 [g,h]	502,546
Stellex Aerostructures	429 [g,h]	0
		2,572,466
Total Common Stocks
(cost $8,757,218)		2,613,891

Other—.0%

Chemicals—0.0%
Huntsman (warrants)	526 [a,g]	247,487
Financial—.0%
Ono Finance,	1,000 [a,g]	1
Mining And Metals—.0%
Kaiser Group Holdings (rights)	202,510 [g,h,i]	0
Telecommunications—.0%
AboveNet (warrants)	5,083 [g]	60,996
AboveNet (warrants)	5,980 [g]	47,840
Loral Cyberstar (warrants)	164,345 [g]	1,643
Neon Communications (warrants)	182,744 [g,h]	0
		110,479
Total Other
(cost $333,985)		357,967

Other Investments—9.2%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $54,157,000)	54,157,000 [j]	54,157,000

22

Investment of Cash Collateral
for Securities Loaned—18.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $111,311,715)	111,311,715 [j]	111,311,715

Total Investment (cost $667,766,509)	117.3%	693,421,693
Liabilities, Less Cash and Receivables	(17.3%)	(102,299,492)
Net Assets	100.0%	591,122,201

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers and are deemed to be liquid.At
December 31, 2004, these securities amounted to $118,174,340 or 20.0% of net assets.
[b] All or a portion of these securities are on loan.At December 31, 2004, the total market value of the fund’s securities on loan is $107,845,143 and the total market value of the collateral held by the fund is $111,311,715.
[c] Non-income producing—security in default.
[d] Variable rate security—interest rate subject to periodic change.
[e] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity
[f] Security linked to Goldman Sachs Commodity Non-Energy—Excess Return Index.
[g] Non-income producing security.
[h] The value of these securities has been determined in good faith under the direction of the Board of Trustees.
[i] Investments in affiliated money market mutual funds.
[j] Security restricted as to public resale. Investments in restricted securities with a value of $0 or 0% of net assets:

	Acquisition	Purchase	Percentage of
Issuer	Date	Price ($)	Net Assets (%)	Valuation ($)

Kaiser Group Holdings (rights)	6/26/2001	—	—	—

Portfolio Summary (Unaudited) †

	Value (%)			Value (%)

Money Market Investments	28.0	Packaging & Containers		2.4
Telecommunications	10.0	Building & Construction		2.3
Media	9.8	Food & Beverages		2.3
Electric Utilities	7.0	Pipelines		2.2
Gaming & Lodging	6.1	Preferred Stocks		2.2
Chemicals	5.6	Mining & Metals		2.1
Oil & Gas	5.4	Diversified Financial Service		2.0
Health Care	4.6	Other		19.0
Environmental Control	3.6
Paper & Forest Products	2.7			117.3

† Based on net assets.
See notes to financial statements.

			The Fund	23

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004

			Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $107,845,143)—Note 1(c):
Unaffiliated issuers			502,297,794	527,952,978
Affiliated issuers			165,468,715	165,468,715
Cash denominated in foreign currencies			728	780
Interest and dividends receivable				10,396,948
Receivable for shares of Beneficial Interest subscribed				389,291
Paydowns receivable				4,100
				704,212,812

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)				618,729
Cash overdraft due to Custodian				303,785
Liability for securities on loan—Note 1(c)				111,311,715
Payable for shares of Beneficial Interest redeemed				856,382
				113,090,611

Net Assets ($)				591,122,201

Composition of Net Assets ($):
Paid-in capital				1,130,965,032
Accumulated undistributed investment income—net				291,303
Accumulated net realized gain (loss) on investments				(565,789,371)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				25,655,237

Net Assets ($)				591,122,201

Net Asset Value Per Share
	Class A	Class B	Class C	Class R

Net Assets ($)	286,342,335	167,756,099	115,309,454	21,714,313
Shares Outstanding	37,454,700	21,921,271	15,064,915	2,839,063

Net Asset Value
Per Share ($)	7.65	7.65	7.65	7.65

See notes to financial statements.
24

STATEMENT OF OPERATIONS Year Ended December 31, 2004
Investment Income ($):
Income:
Interest	43,042,036
Dividends:
Unaffiliated issuers	1,460,304
Affiliated issuers	457,459
Income from securities lending	445,491
Total Income	45,405,290
Expenses:
Management fee—Note 3(a)	3,996,768
Distribution and service fees—Note 3(b)	3,197,572
Total Expenses	7,194,340
Investment Income—Net	38,210,950

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and
foreign currency transations	20,837,219
Net realized gain (loss) on financial futures	(1,354)
Net realized gain (loss) on swaps transactions	(1,530,639)
Net realized gain (loss) on options transactions	(37,811)
Net realized gain (loss) on forward currency exchange contracts	(16,010)
Net Realized Gain (Loss)	19,251,405
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	6,868,062
Net Realized and Unrealized Gain (Loss) on Investments	26,119,467
Net Increase in Net Assets Resulting from Operations	64,330,417

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2004	2003

Operations ($):
Investment income—net	38,210,950	41,396,075
Net realized gain (loss) on investments	19,251,405	(59,302,124)
Net unrealized appreciation
(depreciation) on investments	6,868,062	141,501,721
Net Increase (Decrease) in Net Assets
Resulting from Operations	64,330,417	123,595,672

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(17,670,867)	(14,764,836)
Class B shares	(13,553,136)	(22,036,756)
Class C shares	(6,858,589)	(6,525,596)
Class R shares	(1,146,962)	(104,181)
Total Dividends	(39,229,554)	(43,431,369)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	143,560,072	189,616,421
Class B shares	11,499,028	40,291,681
Class C shares	13,351,452	25,359,160
Class R shares	4,068,189	2,122,931
Net assets received in connection with
reorganization—Note 1:
Class A shares	54,982,849	—
Class B shares	43,560,106	—
Class C shares	48,040,484	—
Class R shares	27,857,157	—
Dividends reinvested:
Class A shares	8,223,762	7,016,001
Class B shares	4,893,592	6,501,640
Class C shares	2,818,558	2,146,779
Class R shares	1,098,662	101,800
Cost of shares redeemed:
Class A shares	(123,038,793)	(154,570,015)
Class B shares	(137,887,079)	(79,046,284)
Class C shares	(40,201,205)	(15,365,410)
Class R shares	(13,851,908)	(1,228,484)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	48,974,926	22,946,220
Total Increase (Decrease) in Net Assets	74,075,789	103,110,523

Net Assets ($):
Beginning of Period	517,046,412	413,935,889
End of Period	591,122,201	517,046,412
Undistributed (distributions in excess of)
investment income—net	291,303	(23,537)
26

	Year Ended December 31,

	2004	2003

Capital Share Transactions:
Class A [a]
Shares sold	19,901,069	27,218,889
Shares issued in connection
with reorganization—Note 1	7,450,835	—
Shares issued for dividends reinvested	1,107,484	1,002,962
Shares redeemed	(16,610,601)	(22,017,916)
Net Increase (Decrease) in Shares Outstanding	11,848,787	6,203,935

Class B [a]
Shares sold	1,822,259	5,811,928
Shares issued in connection
with reorganization—Note 1	5,891,364	—
Shares issued for dividends reinvested	659,624	934,823
Shares redeemed	(18,609,707)	(11,228,470)
Net Increase (Decrease) in Shares Outstanding	(10,236,460)	(4,481,719)

Class C
Shares sold	2,001,558	3,645,801
Shares issued in connection
with reorganization—Note 1	6,497,931	—
Shares issued for dividends reinvested	379,720	307,408
Shares redeemed	(5,445,865)	(2,197,438)
Net Increase (Decrease) in Shares Outstanding	3,433,344	1,755,771

Class R
Shares sold	642,443	314,667
Shares issued in connection
with reorganization—Note 1	3,773,591	—
Shares issued for dividends reinvested	148,256	14,486
Shares redeemed	(1,898,079)	(174,477)
Net Increase (Decrease) in Shares Outstanding	2,666,211	154,676

[a]	During the period ended December 31, 2004, 6,247,945 Class B shares representing $51,135,116 were automatically converted to 6,898,745 Class A shares and during the period ended December 31, 2003, 3,158,289
Class B shares representing $22,641,055 were automatically converted to 3,158,302 Class A shares.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,

Class A Shares	2004 [a]	2003	2002	2001 [b]	2000

Per Share Data ($):
Net asset value, beginning of period	7.43	6.28	7.94	8.95	10.45
Investment Operations:
Investment income—net	.52[c]	.63[c]	.68[c]	.84[c]	1.07
Net realized and unrealized
gain (loss) on investments	.23	1.17	(1.62)	(.96)	(1.47)
Total from Investment Operations	.75	1.80	(.94)	(.12)	(.40)
Distributions:
Dividends from investment income—net	(.53)	(.65)	(.72)	(.89)	(1.10)
Net asset value, end of period	7.65	7.43	6.28	7.94	8.95

Total Return (%) [d]	10.44	29.87	(12.19)	(1.62)	(4.26)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95	.97	.96	.96	.96
Ratio of net investment income
to average net assets	7.00	8.87	10.05	9.91	10.80
Portfolio Turnover Rate	129.27	235.42	340.47	158.92	26.76

Net Assets, end of period ($ x 1,000)	286,342	191,270	121,775	114,886	132,652

[a]	As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to January 1, 2004, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for the fiscal year ended December 31, 2004, was to increase net investment income per share by less than $.01, decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and had no effect on the ratio of net investment income to average net assets.
[b]	As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.06, increase net realized and unrealized gain (loss) on investments per share by $.06, and decrease the ratio of net investment income to average net assets from 10.52% to 9.91%. Per share data and ratios/supplemental data for periods prior to January 1,
2001 have not been restated to reflect this change in presentation.
[c]	Based on average shares outstanding at each month end.
[d]	Exclusive of sales charge.
See notes to financial statements.

28

		Year Ended December 31,

Class B Shares	2004 [a]	2003	2002	2001 [b]	2000

Per Share Data ($):
Net asset value, beginning of period	7.43	6.28	7.94	8.95	10.45
Investment Operations:
Investment income—net	.47[c]	.59[c]	.66[c]	.80[c]	1.02
Net realized and unrealized
gain (loss) on investments	.25	1.18	(1.64)	(.96)	(1.47)
Total from Investment Operations	.72	1.77	(.98)	(.16)	(.45)
Distributions:
Dividends from investment income—net	(.50)	(.62)	(.68)	(.85)	(1.05)
Net asset value, end of period	7.65	7.43	6.28	7.94	8.95

Total Return (%) [d]	10.06	29.25	(12.64)	(2.10)	(4.74)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.45	1.47	1.46	1.46	1.46
Ratio of net investment income
to average net assets	6.50	8.46	9.41	9.42	10.32
Portfolio Turnover Rate	129.27	235.42	340.47	158.92	26.76

Net Assets, end of period ($ x 1,000)	167,756	239,015	230,011	325,834	403,702

[a] As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2004, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for the fiscal year ended December 31, 2004, was to increase net investment income per share by less than $.01, decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and had no effect on the ratio of net investment income to average net assets.
[b] As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.05, increase net realized and unrealized gain (loss) on investments per share by $.05, and decrease the ratio of net investment income to average net assets from 10.03% to 9.42%. Per share data and ratios/supplemental data for periods prior to January 1,
2001 have not been restated to reflect this change in presentation.
[c] Based on average shares outstanding at each month end.
[d] Exclusive of sales charge.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)
		Year Ended December 31,

Class C Shares	2004 [a]	2003	2002	2001 [b]	2000

Per Share Data ($):
Net asset value, beginning of period	7.43	6.28	7.95	8.96	10.45
Investment Operations:
Investment income—net	.46[c]	.57[c]	.64[c]	.78[c]	1.01
Net realized and unrealized
gain (loss) on investments	.24	1.18	(1.65)	(.96)	(1.47)
Total from Investment Operations	.70	1.75	(1.01)	(.18)	(.46)
Distributions:
Dividends from investment income—net	(.48)	(.60)	(.66)	(.83)	(1.03)
Net asset value, end of period	7.65	7.43	6.28	7.95	8.96

Total Return (%) [d]	9.63	29.10	(12.97)	(2.23)	(4.96)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70	1.72	1.71	1.71	1.71
Ratio of net investment income
to average net assets	6.26	8.15	9.17	9.17	10.09
Portfolio Turnover Rate	129.27	235.42	340.47	158.92	26.76

Net Assets, end of period ($ x 1,000)	115,309	86,479	62,036	84,044	105,167

[a]	As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2004, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for the fiscal year ended December 31, 2004, was to increase net investment income per share by less than $.01, decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and had no effect on the ratio of net investment income to average net assets.
[b]	As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.05, increase net realized and unrealized gain (loss) on investments per share by $.05, and decrease the ratio of net investment income to average net assets from 9.78% to 9.17%. Per share data and ratios/supplemental data for periods prior to January 1,
2001 have not been restated to reflect this change in presentation.
[c]	Based on average shares outstanding at each month end.
[d]	Exclusive of sales charge.
See notes to financial statements.

30

		Year Ended December 31,

Class R Shares	2004 [a]	2003	2002	2001 [b]	2000

Per Share Data ($):
Net asset value, beginning of period	7.43	6.27	7.94	8.95	10.44
Investment Operations:
Investment income—net	.52[c]	.67[c]	.70[c]	.86[c]	1.16
Net realized and unrealized
gain (loss) on investments	.25	1.16	(1.64)	(.96)	(1.52)
Total from Investment Operations	.77	1.83	(.94)	(.10)	(.36)
Distributions:
Dividends from investment income—net	(.55)	(.67)	(.73)	(.91)	(1.13)
Net asset value, end of period	7.65	7.43	6.27	7.94	8.95

Total Return (%)	10.87	30.15	(11.99)	(1.26)	(4.02)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70	.72	.70	.71	.71
Ratio of net investment income
to average net assets	7.31	9.26	10.08	10.19	11.01
Portfolio Turnover Rate	129.27	235.42	340.47	158.92	26.76

Net Assets, end of period ($ x 1,000)	21,714	1,283	114	131	143

[a]	As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2004, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for the fiscal year ended December 31, 2004, was to increase net investment income per share by less than $.01, decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and had no effect on the ratio of net investment income to average net assets.
[b]	As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.05 and increase net realized and unrealized gain (loss) on investments per share by $.05, and decrease the ratio of net investment income to average net assets from 10.80% to 10.19%. Per share data and ratios/supplemental data for periods prior to January 1,
2001 have not been restated to reflect this change in presentation.
[c]	Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Limited Term High Yield Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment manager. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On April 30,2004,pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s shareholders, all of the assets, subject to the liabilities, of the High Yield Fund of the Bear Stearns Funds, were transferred to the fund in exchange for shares of Beneficial Interest of the fund of equal value. Shareholders of Class A, Class B, Class C and Class Y shares of the High Yield Fund received Class A, Class B, Class C and Class R shares, respectively, of the fund, in each case, in an amount equal to the aggregate net asset value of their respective investment in the High Yield Fund at the time of the exchange. The fund’s net asset value on April 30, 2004 was $7.38 per share for Class A shares, $7.39 per share for Class B shares, $7.39 per share for Class C shares and $7.39 per share for Class R shares and a total of 7,450,835 Class A shares, 5,891,364 Class B shares, 6,497,931 Class C shares and 3,773,591 Class R shares, representing net assets of $54,982,849 Class A shares, $43,560,106 Class B shares, $48,040,484 Class C shares and $27,857,157 Class R shares (including $7,843,349 net unrealized appreciation on investments), were issued to the shareholders of the High Yield Fund in the exchange.The exchange was a tax free event to shareholders.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the Distributor of the fund’s shares.The fund is authorized to issue an unlimited number of shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and

32

Class R. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Financial and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R shares are offered without a front-end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward currency exchange contracts) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the fund’s Board of Trustees. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked prices. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Swap transactions are valued daily based upon future cash flows and other factors, such as interest rates and underlying securities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes

34

recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institu-tions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transac-tion.Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated	issuers: Issuers in which the fund held 5% or more of
the outstanding voting securities are defined as “affiliated” in the Act.
The following summarizes affiliated issuers during the period ended
December 31, 2004:
Shares

	Beginning			End of	Dividend	Market
Name of issuer	of Period	Purchases	Sales	Period	Income ($)	Value ($)

HCI Direct, CL. A	910,714	—	910,714	—	—	—

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At December 31, 2004, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $366,353, accumulated capital losses $563,089,337 and unrealized appreciation $22,880,153.

36

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to December 31, 2004. If not applied, $3,498,719 of the carryover expires in fiscal 2005, $9,855,717 expires in fiscal 2006, $57,739,194 expires in fiscal 2007, $109,480,427 expires in fiscal 2008, $171,244,927 expires in fiscal 2009, $138,776,715 expires in fiscal 2010 and $72,493,638 expires in fiscal 2011. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryfor-wards, brought forward as a result of the fund’s merger with the following funds may apply: Dreyfus Short Term High Yield Fund, Dreyfus Premier High Yield Securities Fund and Bear Stearns High Yield Total Return Portfolio. It is probable that the Fund will not be able to utilize most of its capital loss carryovers prior to its expiration date.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2004 and December 31, 2003 were as follows: ordinary income $39,229,554 and $43,431,369, respectively.

During the period ended December 31, 2004, as a result of permanent book to tax differences primarily due to the tax treatment for amortization of premiums, paydown gains and losses, swap transactions and capital loss carryover from merged funds, the fund increased accumulated undistributed investment income-net by $1,333,444, decreased accumulated net realized gain (loss) on investments by $133,775,321 and increased paid-in capital by $132,441,877. Net assets were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $20 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended December 31, 2004, the fund did not borrow under the line of credit.

The Fund 37

During the period ended December 31, 2004, the Distributor retained $36,091 from commissions earned on sales of the fund’s Class A shares and $686,440 and $25,746 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under separate Distribution Plans (the “Plans”) adopted pursuant to Rule 12b-1 under the Act, Class A shares pay annually up to .25% of the value of the average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class B and Class C shares pay the Distributor for distributing their shares at an aggregate annual rate of .50% and .75% of the value of the average daily net assets of Class B and Class C shares, respectively. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class B and Class C shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. During the period ended December 31, 2004, Class A, Class B and Class C shares were charged $617,501, $1,008,483 and $800,510, respectively, pursuant to their respective Plans. During the period ended December 31, 2004, Class B and Class C shares were charged $504,241 and $266,837, respectively, pursuant to the Service Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $352,568, Rule 12b-1 distribution plan fees $205,949 and service plan fees $60,212.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, forward currency exchange contracts, options transactions and swap transactions during the period ended December 31, 2004, amounted to $576,641,274 and $550,673,859, respectively.

The fund may purchase and write (sell) call/put options in order to gain exposure to or protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates. At December 31, 2004, there were no call options written outstanding.

As writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates. At December 31, 2004, there were no put options written outstanding.

40

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. At December 31, 2004, there were no financial futures contracts outstanding.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.At December 31, 2004, there were no forward currency exchange contracts outstanding.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Prior to January 1, 2004, these interim payments were reflected within interest income in the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. At December 31, 2004, there were no credit default swaps outstanding.

Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively.At December 31, 2004, there were no total return swaps outstanding.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

42

At December 31, 2004, the cost of investments for federal income tax purposes was $670,541,592; accordingly, accumulated net unrealized appreciation on investments was $22,880,101, consisting of $41,947,187 gross unrealized appreciation and $19,067,086 gross unrealized depreciation.

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”). In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds. The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution

The Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

44

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
The Dreyfus/Laurel Funds Trust:

We have audited the accompanying statement of assets and liabilities of Dreyfus Premier Limited Term High Yield Fund (the “Fund”) of The Dreyfus/Laurel Funds Trust, including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Limited Term High Yield Fund of The Dreyfus/Laurel Funds Trust as of December 31, 2004 and the results of its operations for the year then ended,the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 18, 2005

The Fund 45

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 1.50% of the ordinary dividends paid during the fiscal year ended December 31, 2004 as qualifying for the corporate dividends received deduction and also for the fiscal year ended December 31, 2004, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $561,126 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in January 2005 of the percentage applicable to the preparation of their 2004 income tax returns.

46

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (61)
Chairman of the Board (1999)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Azimuth Trust, an institutional asset management firm, Member of Board of Managers and Advisory Board
No. of Portfolios for which Board Member Serves: 186
———————

James Fitzgibbons (70)
Board Member (1994)

Principal Occupation During Past 5 Years:

• Chairman of the Board, Davidson Cotton Company (1998-2002)

Other Board Memberships and Affiliations:

• Bill Barrett Company, an oil and gas exploration company, Director

No. of Portfolios for which Board Member Serves: 23
———————

J. Tomlinson Fort (76)
Board Member (1987)

Principal Occupation During Past 5 Years:
• Retired; Of Counsel, Reed Smith LLP (1998-2004)

Other Board Memberships and Affiliations:
  Allegheny College, Emeritus Trustee
  Pittsburgh Ballet Theatre,Trustee
  American College of Trial Lawyers, Fellow
No. of Portfolios for which Board Member Serves: 23
———————

Kenneth A. Himmel (58)
Board Member (1994)

Principal Occupation During Past 5 Years:
  President and CEO,Related Urban Development,a real estate development company (1996-present)
  President and CEO, Himmel & Company, a real estate development company (1980-present)
  CEO, American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 23

The Fund 47

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Stephen J. Lockwood (57)
Board Member (1994)

Principal Occupation During Past 5 Years:
  Chairman of the Board, Stephen J. Lockwood and Company LLC, an investment company (2000-present)
  Chairman of the Board and CEO, LDG Reinsurance Corporation (1977-2000)
Other Board Memberships and Affiliations:
  BDML Holdings, an insurance company, Chairman of the Board
  Affiliated Managers Group, an investment management company, Director
No. of Portfolios for which Board Member Serves: 23
———————

Roslyn Watson (55)
Board Member (1994)

Principal Occupation During Past 5 Years:

• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)

Other Board Memberships and Affiliations:

  American Express Centurion Bank, Director
  The Hyams Foundation Inc., a Massachusetts Charitable Foundation,Trustee
  National Osteoporosis Foundation,Trustee
No. of Portfolios for which Board Member Serves: 23
———————

Benaree Pratt Wiley (58)
Board Member (1998)

Principal Occupation During Past 5 Years:
  President and CEO,The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA (1991-present)
Other Board Memberships and Affiliations:
  Boston College, Associate Trustee
  The Greater Boston Chamber of Commerce, Director
  Mass. Development, Director
  Commonwealth Institute, Director
  Efficacy Institute, Director
  PepsiCo African-American, Advisory Board
  The Boston Foundation, Director
  Harvard Business School Alumni Board, Director
No. of Portfolios for which Board Member Serves: 23
———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Ruth Marie Adams, Emeritus Board Member
Francis P. Brennan, Emeritus Board Member

48

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 92 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 59 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 92 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 51 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, Secretary since March 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since July 1980.

JAMES BITETTO, Assistant Secretary since October 2004.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 4 investment companies (comprised of 23 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since December 1996.

JEFF PRUSNOFSKY, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 88 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since October 1990.

MICHAEL A. ROSENBERG, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 90 investment companies (comprised of 194 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1985.

The Fund 49

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since August 2003.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 26 investment companies (comprised of 102 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since September 1982.

ERIK D. NAVILOFF, Assistant Treasurer since December 2002.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 19 investment companies (comprised of 75 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Manager since November 1992.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 27 investment companies (comprised of 107 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1990.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1993.

50

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (93 investment companies, comprising 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 47 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 88 investment companies (comprised of 196 portfolios) managed by the Manager. He is 34 years old and has been an employee of the Distributor since October 1998.

NOTES

For	More	Information

Dreyfus Premier
Limited Term
High Yield Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available through the fund’s website at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Dreyfus Premier
Managed Income	Fund

ANNUAL REPORT December 31, 2004

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
23	Statement of Options Written
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
32	Notes to Financial Statements
47	Report of Independent Registered
Public Accounting Firm
48	Important Tax Information
49	Board Members Information
51	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Managed Income Fund

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier Managed Income Fund, covering the 12-month period from January 1, 2004, through December 31, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Kent Wosepka.

Despite a moderately growing economy and rising interest rates over the second half of the year, the yield of the benchmark 10-year U.S. Treasury bond ended 2004 virtually unchanged from where it began. At the same time, corporate bonds generally continued to gain value as business conditions improved, and mortgage-backed securities benefited from waning prepayment activity among homeowners.

Can bonds continue to deliver positive results in 2005? No one knows for certain. However, with short-term interest rates rising and the economy gaining momentum, we believe that some areas of the fixed-income market are likely to be stronger than others. What’s required for success, in our view, is strong fundamental research and keen professional judgment.

As always, we urge our shareholders to view the financial markets from a long-term perspective, measured in years rather than weeks or months. One of the best ways to ensure a long-term perspective is to establish an investment plan with the help of your financial advisor, and review it periodically to track your progress toward your financial goals.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Kent Wosepka, Portfolio Manager

How did Dreyfus Premier Managed Income Fund perform relative to its benchmark?

For the 12-month period ended December 31, 2004, Dreyfus Premier Managed Income Fund produced total returns of 5.15% for Class A shares, 4.27% for Class B shares, 4.28% for Class C shares and 5.43% for Class R shares.1 In comparison, the fund’s benchmark, the Lehman Brothers U.S. Aggregate Index, produced a total return of 4.34% for the same period.2

Despite rising short-term interest rates, higher oil prices and a strengthening economy — factors that have derailed the bond market in the past — bonds produced positive total returns during 2004 as foreign investors fueled demand for U.S. Treasury securities and business conditions improved for corporate bond issuers.The fund generally produced higher returns than its benchmark, primarily due to its emphasis on international, emerging markets and high-yield securities.

What is the fund’s investment approach?

The fund seeks high current income consistent with what is believed to be prudent risk of capital.The fund invests at least 65% of its total assets in various types of U.S. government and corporate debt obligations rated investment grade (or their unrated equivalent as determined by Dreyfus).The fund also normally invests at least 65% of its total assets in debt obligations having effective maturities of 10 years or less. We do not attempt to match the sector percentages of any index, nor do we attempt to predict the direction of interest rates by substantially altering the fund’s sensitivity to changes in rates. Instead, the heart of our investment process is selecting individual securities that possess a combination of superior fundamentals and attractive relative valuations.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

The fund’s results were influenced in 2004 by the bond market’s surprising strength in the face of historically negative economic and market forces. The Federal Reserve Board (the “Fed”) raised short-term interest rates five times between June and December, from 1% to 2.25% . Oil prices surged past $50 per barrel in October, while the “Core” Consumer Price Index, a barometer of inflation, doubled.After anemic job growth over the previous three years, the U.S. economy created two million jobs during 2004, and unemployment dropped.

Historically, these factors have produced higher bond yields to compensate investors for greater risks. However, yields and prices of the benchmark 10-year U.S.Treasury bond ended the year little changed from where it began as greater demand from foreign buyers outweighed the negative factors. Governments in Asia, most notably Japan and China, ranked among the most active purchasers of U.S.Treasury securities during the year.

In this environment, the fund focused new purchases primarily on German bonds, which helped it outperform the benchmark. Germany’s economy has weakened amid high levels of unemployment, and lower yields on Germany’s long-term bonds have supported higher prices. Bonds from emerging markets, especially Russia and other oil producing countries, also helped drive the fund’s strong relative performance.Although Russia defaulted on its government debt as recently as 1998, the country’s economy more recently has benefited greatly from its position as the world’s second largest exporter of oil.

High-yield bonds issued by U.S. corporations performed well during the year as business conditions improved.We invested in a number of corporate bonds, including some in the home construction industry, that received credit-rating upgrades from the major ratings agencies. Since many institutional investors are prohibited from purchasing bonds rated below investment grade, such upgrades attract the attention of more investors, helping to boost prices.

4

On the other hand, the fund’s performance compared to the benchmark was constrained by its relatively light exposure to mortgage-backed securities. Mortgage-backed securities tend to do well when yields stay flat or increase moderately, primarily because they pay significantly more income than U.S. Treasury bonds. During 2004, mortgage-backed securities also benefited from lower prepayment activity as fewer homeowners refinanced their mortgages.

What is the fund’s current strategy?

As of year-end, we have positioned the fund for a greater rise in short-term interest rates than in longer-term bond yields. This strategy includes an emphasis on securities at the shorter and longer ends of the maturity spectrum.As the Fed continues to raise short-term rates, the fund’s shorter-term holdings are designed to make funds available for reinvestment at higher prevailing rates. At the same time, in our judgment, the fund’s holdings of longer-term bonds will continue to earn competitive levels of current income.

We also have positioned the fund to emphasize European bonds, where we believe relatively weak economic growth should support bond prices. However, high-yield bonds in the United States and emerging market bonds appear to us to be more fully valued, and we have reduced the fund’s exposure to these sectors, focusing primarily on securities that we believe are likely to receive credit-rating upgrades.

January 18, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers U.S.Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.

The Fund 5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A shares, Class B shares, Class C shares and Class R shares of Dreyfus Premier Managed Income Fund on 12/31/94 to a $10,000 investment made in the Lehman
Brothers U.S.Aggregate Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is a widely accepted, unmanaged index of corporate,
U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities.
The Index does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of	12/31/04
		1 Year	5 Years	10 Years

Class A shares
with maximum sales charge (4.5%)		0.45%	5.84%	6.19%
without sales charge		5.15%	6.82%	6.68%
Class B shares
with applicable redemption charge †		0.27%	5.69%	6.20%
without redemption		4.27%	6.01%	6.20%
Class C shares
with applicable redemption charge ††		3.28%	6.01%	5.88%
without redemption		4.28%	6.01%	5.88%
Class R shares		5.43%	7.09%	6.94%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

†	The maximum contingent deferred sales charge for Class B shares is 4%.After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Managed Income Fund from July 1, 2004 to December 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2004
	Class A	Class B	Class C	Class R

Expenses paid per $1,000 †	$ 4.89	$ 8.73	$ 8.73	$ 3.60
Ending value (after expenses)	$1,046.20	$1,042.30	$1,042.30	$1,047.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2004

	Class A	Class B	Class C	Class R

Expenses paid per $1,000 †	$ 4.82	$ 8.62	$ 8.62	$ 3.56
Ending value (after expenses)	$1,020.36	$1,016.59	$1,016.59	$1,021.62

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.70% for Class B, 1.70% for
Class C and .70% Class R; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS December 31, 2004
	Principal
Bonds and Notes—109.9%	Amount [a]		Value ($)

Advertising—.1%
Lamar Media,
Notes, 7.25%, 2013	30,000		32,550
Asset-Backed Ctfs./Auto Loans—4.3%
AmeriCredit Automobile Receivables Trust,
Ser. 2000-D, Cl. A4, 2.541%, 2007	37,707	[b]	37,744
BMW Vehicle Owner Trust,
Ser. 2004-A, Cl. A4, 3.32%, 2009	145,000		144,462
Capital Auto Receivables Asset Trust,
Ser. 2004-2, Cl. A1B, 2.37%, 2007	805,000	[b]	805,000
Ford Credit Auto Owner Trust,
Ser. 2004-A, Cl. C, 4.19%, 2009	50,000		50,233
Hyundai Auto Receivables Trust,
Ser. 2004-A, Cl. C, 3.36%, 2011	70,000		69,648
MMCA Automoblie Trust,
Ser. 2002-1, Cl. B, 5.37%, 2010	106,605		107,772
USAA Auto Owner Trust,
Ser. 2004-3, Cl. A1, 2.3365%, 2005	221,969		221,792
WFS Financial Owner Trust:
Ser. 2004-3, Cl. B, 3.51%, 2012	225,000		224,273
Ser. 2004-4, Cl. A2, 2.5%, 2007	150,000		149,297
Ser. 2004-4, Cl. B, 3.13%, 2012	220,000		217,662
Whole Auto Loan Trust:
Ser. 2004-1, Cl. A, 2.15%, 2005	212,631		212,631
Ser. 2004-1, Cl. D, 5.6%, 2011	50,000	[c]	49,789
			2,290,303
Asset-Backed Ctfs./Credit Cards—6.9%
Capital One Multi-Asset Execution Trust:
Ser. 2002-B1, Cl. B1, 3.082%, 2008	565,000	[b]	566,875
Ser. 2003-B2, Cl. B2, 3.5%, 2009	85,000		85,095
Ser. 2003-C4, Cl. C4, 6%, 2013	255,000		272,658
Ser. 2004-C1, Cl. C1, 3.4%, 2009	230,000		228,420
Chase Credit Card Master Trust:
Ser. 2000-3, Cl. A, 2.532%, 2008	245,000	[b]	245,379
Ser. 2002-2, Cl. C, 3.302%, 2007	300,000	[b]	300,710
Ser. 2002-6, Cl. B, 2.752%, 2008	220,000	[b]	220,453
Ser. 2002-8, Cl. A, 2.462%, 2008	185,000	[b]	185,213
Citibank Credit Card Issuance Trust:
Ser. 2000-B1, Cl. B1, 7.05%, 2007	90,000		92,553
Ser. 2002-A2, Cl. A2, 2.32%, 2007	440,000	[b]	440,158
Discover Card Master Trust I,
Ser. 2000-5, Cl. B, 2.81%, 2007	240,000	[b]	240,282

The Fund 9

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Asset-Backed Ctfs./Credit Cards (continued)
Household Credit Card Master Note Trust I,
Ser. 2000-1, Cl. A, 2.542%, 2008	550,000	[b]	551,018
MBNA Credit Card Master Note Trust:
Ser. 2002-A1, Cl. A1, 4.95%, 2009	140,000		144,639
Ser. 2004-A4, Cl. A4, 2.7%, 2009	100,000		98,386
			3,671,839
Asset-Backed Ctfs./Equipment—.2%
John Deere Owner Trust,
Ser. 2004-A, Cl. A1, 1.14%, 2005	86,335		86,316
Asset-Backed Ctfs./Home Equity Loans—5.9%
Ameriquest Mortgage Securities:
Ser. 2003-8, Cl. AF3, 4.37%, 2033	160,000		160,215
Ser. 2004-FR1, Cl. A3, 2.65%, 2034	140,000		138,252
Chase Funding Loan Acquisition Trust,
Ser. 2004-AQ1, Cl. A1, 2.6%, 2013	141,749		141,773
Chec LoanTrust,
Ser. 2004-2, Cl. A1, 2.59%, 2025	149,748	[b]	149,748
Countrywide Asset-Backed Certificates:
Ser. 2004-10, Cl. 2AV1, 2.58%, 2023	232,693	[b]	232,693
Ser. 2004-12, Cl. AF6, 4.634%, 2035	105,000		104,606
Ser. 2004-14, Cl. A1, 2.56%, 2036	505,000	[b]	505,000
Option One Mortgage Loan Trust,
Ser. 2004-3, Cl. A2, 2.5675%, 2034	331,008	[b]	331,221
Residential Asset Mortgage Products:
Ser. 2004-RS8, Cl. AI2, 3.81%, 2026	55,000		55,044
Ser. 2004-RS12, Cl. AII1, 2.54%, 2027	530,000	[b]	529,958
Ser. 2004-RS12, Cl. AI6, 4.547%, 2034	145,000		143,058
Residential Asset Securities:
Ser. 2001-KS3, Cl. MII1, 2.97%, 2031	151,089	[b]	151,628
Ser. 2004-KS6, Cl. AI1, 2.56%, 2022	305,610	[b]	305,804
Ser. 2004-KS10, Cl. AI1, 2.59%, 2013	208,371	[b]	208,371
			3,157,371
Asset-Backed Ctfs./
Manufactured Homes—.4%
Origen Manufactured Housing:
Ser. 2004-B, Cl. A1, 2.87%, 2013	70,132		69,622
Ser. 2004-B, Cl. A2, 3.79%, 2017	65,000		64,520
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6, 6.75%, 2029	80,000		84,423
			218,565

10

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Automotive—1.5%
DaimlerChrysler:
Notes, 7.75%, 2005	260,000	265,564
Notes, Ser. A, 7.375%, 2006	160,000	169,594
ERAC USA Finance,
Notes, 7.95%, 2009	100,000 [c]	116,239
Ford Motor,
Bonds, 6.625%, 2028	165,000	154,346
General Motors,
Discount Debs., 0/7.75%, 2036	180,000 [d]	74,947
		780,690
Banking—4.8%
Bank One,
Notes, 6.5%, 2006	255,000	264,037
Chevy Chase Bank,
Sub. Notes, 6.875%, 2013	145,000	150,438
City National,
Sr. Notes, 5.125%, 2013	75,000	75,876
HBOS Capital Funding,
Bonds, 6.071%, 2049	260,000 [b,c]	279,163
Industrial Bank of Korea,
Sub. Notes, 4%, 2014	75,000 [b,c]	73,445
National Westminster Bank,
Sub. Notes, 7.375%, 2009	320,000	364,669
Popular,
Notes, Ser. E, 6.125%, 2006	305,000	318,003
Union Planters Bank,
Notes, 5.125%, 2007	150,000	156,299
Washington Mutual:
Notes, 2.4%, 2005	315,000	313,033
Sub. Notes, 4.625%, 2014	145,000	138,884
Zions Bancorp,
Sub. Notes, 6%, 2015	410,000	437,930
		2,571,777
Building & Construction—.3%
American Standard,
Sr. Notes, 7.375%, 2008	40,000	43,903
D.R. Horton,
Sr. Notes, 8.5%, 2012	105,000	117,600
		161,503

The Fund 11

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Cable/Media—1.1%
British Sky Broadcasting,
Sr. Notes, 6.875%, 2009	126,000		138,348
Cablevision Systems,
Sr. Notes, 6.67%, 2009	75,000	[b,c]	79,875
Clear Channel Communications,
Notes, 4.25%, 2009	135,000		133,765
DirecTV Holdings/Finance,
Sr. Notes, 8.375%, 2013	50,000		56,312
Liberty Media,
Notes, 3.5%, 2006	205,000		203,945
			612,245
Chemicals—1.3%
ICI Wilmington:
Notes, 4.375%, 2008	30,000		30,196
Notes, 5.625%, 2013	115,000		119,313
International Flavors & Fragrance,
Notes, 6.45%, 2006	240,000		249,649
Lubrizol,
Debs., 6.5%, 2034	270,000		275,896
			675,054
Commercial Mortgage Pass-Through Ctfs.—4.9%
Bear Stearns Commercial Mortgage Securities:
Ser. 1998-2, Cl. B, 6.75%, 2030	5,407		5,393
Ser. 2003-T12, Cl. A3, 4.24%, 2039	295,000		293,398
Ser. 2004-PWR5, Cl. A3, 4.565%, 2042	120,000		120,731
CS First Boston Mortgage Securities,
Ser. 2001-CF2, Cl. A4, 6.505%, 2034	135,000		149,499
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A, 6.127%, 2017	70,000	[c]	76,192
Chase Commercial Mortgage Securities,
Ser. 1997-2, Cl. C, 6.6%, 2029	40,000		42,988
DLJ Commercial Mortgage:
Ser. 1998-CF2, Cl. A1B, 6.24%, 2031	120,000		129,265
Ser. 1999-CG1, Cl. A1A, 6.08%, 2032	101,554		105,288
First Chicago/Lennar Trust,
Ser. 1997-CHL1, Cl. D, 7.8095%, 2039	275,000	[b,c]	280,199
GMAC Commercial Mortgage Securities,
Ser. 1996-C1, Cl. F, 7.86%, 2006	250,000	[c]	265,788
J.P. Morgan Commercial Mortgage Finance:
Ser. 1997-C5, Cl. A3, 7.088%, 2029	156,380		166,402
Ser. 1997-C5, Cl. B, 7.159%, 2029	105,000		113,501

12

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Commercial Mortgage
Pass-Through Ctfs. (continued)
Lehman Brothers Floating Rate Mortgage Trust,
Ser. 2004-LLFA, Cl. A1, 2.5325%, 2017	164,847	[b,c]	164,847
Mach One Trust,
Ser. 2004-1A, Cl. A1, 3.89%, 2040	127,422	[c]	126,902
Morgan Stanley Capital I:
Ser. 1999-CAM1, Cl. A4, 7.02%, 2032	70,000		78,061
Ser. 1999-RM1, Cl. A2, 6.71%, 2031	200,000		217,863
Morgan Stanley Dean Witter Capital I,
Ser. 2001-PPM, Cl. A3, 6.54%, 2031	250,000		269,530
			2,605,847
Commercial Services—1.0%
Aramark Services,
Sr. Notes, 7%, 2007	500,000		533,739
Consumer—.0%
Scotts,
Sr. Sub. Notes, 6.625%, 2013	20,000		21,150
Containers—.2%
Owens-Brockway Glass Containers:
Sr. Notes, 6.75%, 2014	50,000	[c]	50,750
Sr. Secured Notes, 7.75%, 2011	65,000		70,687
			121,437
Environmental Control—.2%
Waste Management:
Sr. Notes, 7%, 2028	75,000		84,850
Sr. Notes, 7.375%, 2029	30,000		35,351
			120,201
Financial Services—5.1%
Amvescap:
Notes, 5.375%, 2013	135,000		136,427
Notes, 5.375%, 2014	285,000	[c]	284,613
Countrywide Home Loan,
Notes, Ser. L, 2.18%, 2006	300,000	[b]	299,964
Deluxe,
Notes, 3.5%, 2007	270,000	[c]	266,695
Ford Motor Credit:
Notes, 7.6%, 2005	345,000		353,101
Sr. Notes, 5.8%, 2009	520,000		531,986
Glencore Funding,
Notes, 6%, 2014	305,000	[c]	295,597

The Fund 13

S T A T E M E N T O F I N V E S T M E N T S (continued)

		Principal
Bonds and Notes (continued)		Amount [a]		Value ($)

Financial Services (continued)
Goldman Sachs Capital I,
Notes, 6.345%, 2034		160,000	[e]	167,173
Jefferies:
Sr. Notes, 7.75%, 2012		55,000		62,493
Sr. Notes, Ser. B, 7.5%, 2007		70,000		76,646
Leucadia National,
Sr. Notes, 7%, 2013		115,000		119,025
SLM,
Notes, 2.75%, 2005		160,000		159,298
				2,753,018
Food & Beverages—1.3%
Del Monte,
Sr. Sub. Notes, 8.625%, 2012		70,000		78,750
H.J. Heinz,
Bonds, 6.189%, 2005		375,000	[b,c]	384,289
Safeway,
Sr. Notes, 4.125%, 2008		105,000		104,475
Stater Brothers,
Sr. Notes, 8.125%, 2012		100,000	[e]	106,250
				673,764
Foreign/Governmental—7.9%
Banco Nacional de Desenvolvimento
Economico e Social,
Unsub. Notes, 5.832%, 2008		150,000	[b]	154,227
Deutschland:
Bonds, 4%, 2009	EUR	1,160,000		1,639,598
Bonds, 5%, 2012	EUR	1,055,000		1,579,655
Republic of El Salvador:
Notes, 8.5%, 2011		60,000	[c]	68,400
Notes, 9.5%, 2006		120,000		130,397
Republic of Panama,
Bonds, 9.625%, 2011		115,000		136,275
Russian Federation:
Unsub. Notes, 10%, 2007		125,000	[e]	141,575
Unsub. Notes, 12.75%, 2028		90,000		148,007
Ukraine Government,
Notes, 5.33%, 2009		100,000	[b,c]	105,750
United Mexican States,
Notes, Ser. A, 6.75%, 2034		135,000		133,650
				4,237,534

14

		Principal
Bonds and Notes (continued)		Amount [a]		Value ($)

Gaming/Lodging—1.9%
Ameristar Casinos,
Sr. Sub. Notes, 10.75%, 2009		35,000		39,200
Caesars Entertainment:
Sr. Notes, 8.5%, 2006		50,000		54,375
Sr. Sub. Notes, 7.875%, 2005		80,000		83,200
Carnival,
Notes, 7.05%, 2005		300,000		304,509
MGM Mirage,
Sr. Notes, 6%, 2009		90,000		92,700
Mohegan Tribal Gaming Authority:
Sr. Sub. Notes, 7.125%, 2014		60,000		63,450
Sr. Sub. Notes, 8%, 2012		50,000		54,500
Royal Caribbean Cruises,
Sr. Notes, 8.25%, 2005		175,000		177,625
Turning Stone Casino Entertainment,
Sr. Notes, 9.125%, 2010		160,000	[c]	174,000
				1,043,559
Health Care—.9%
Boston Scientific,
Notes, 6.625%, 2005		275,000		277,048
HCA,
Sr. Notes, 7.125%, 2006		100,000		103,834
Wyeth,
Bonds, 6.5%, 2034		80,000		85,640
				466,522
Industrial—1.8%
International Steel,
Sr. Notes, 6.5%, 2014		125,000	[e]	134,687
RPM International:
Bonds, 6.25%, 2013		145,000		151,087
Sr. Notes, 4.45%, 2009		125,000	[c]	122,698
Teck Cominco,
Notes, 7%, 2012		165,000		183,157
Tyco International,
Notes, 6.125%, 2007	EUR	260,000		379,137
				970,766
Insurance—1.3%
Cincinnati Financial,
Notes, 6.125%, 2034		145,000	[c]	147,048

The Fund 15

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Insurance (continued)
Nationwide Mutual Insurance,
Notes, 7.875%, 2033	110,000 [c]	131,465
Principal Life Inc. Funding,
Secured Notes, 2.67%, 2005	230,000 [b]	230,026
Prudential Financial:
Notes, Ser. B, 5.1%, 2014	85,000	85,570
Sr. Notes, 4.104%, 2006	100,000	101,140
		695,249
Manufacturing—.8%
Bombardier:
Notes, 6.3%, 2014	200,000 [c]	174,500
Notes, 7.45%, 2034	320,000 [c,e]	274,400
		448,900
Oil & Gas—.4%
Pemex Project Funding Master Trust,
Notes, 7.375%, 2014	205,000	228,370
Paper & Paper Related—1.5%
Abitibi-Consolidated:
Bonds, 8.3%, 2005	125,000	128,438
Debs., 8.5%, 2029	155,000	150,931
Georgia-Pacific,
Sr. Notes, 8.875%, 2010	120,000	140,250
Sappi Papier,
Notes, 6.75%, 2012	240,000 [c]	267,061
UPM-Kymmene,
Sr. Notes, 5.625%, 2014	100,000 [c]	104,497
		791,177
Pipelines—.9%
ANR Pipeline,
Sr. Notes, 7%, 2025	50,000	50,875
El Paso Natural Gas,
Sr. Notes, Ser. A, 7.625%, 2010	130,000	143,000
Northwest Pipeline,
Debs., 6.625%, 2007	210,000	223,650
Transcontinental Gas Pipe Line,
Notes, 6.125%, 2005	60,000	60,000
		477,525
Publishing—.6%
Dex Media Finance/West,
Sr. Notes, Ser. B, 8.5%, 2010	15,000	16,763

16

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

Publishing (continued)
Reed Elsevier Capital,
Notes, 6.125%, 2006	270,000		280,045
			296,808
Racetracks—.2%
Speedway Motorsports,
Sr. Sub. Notes, Ser. B, 6.75%, 2013	105,000		111,038
Real Estate—2.0%
Archstone-Smith Operating Trust:
Notes, 3%, 2008	85,000		82,104
Notes, 5.625%, 2014	70,000		72,859
Sr. Notes, 5%, 2007	75,000		77,136
Arden Realty:
Notes, 5.2%, 2011	65,000		65,668
Sr. Notes, 7%, 2007	60,000		65,427
Boston Properties,
Sr. Notes, 5.625%, 2015	85,000		87,786
Duke Realty:
Notes, 5.4%, 2014	75,000	[e]	77,035
Sr. Notes, 6.95%, 2011	170,000		190,158
ERP Operating,
Notes, 4.75%, 2009	55,000		56,216
Healthcare Realty Trust,
Sr. Notes, 8.125%, 2011	275,000		320,758
			1,095,147
Residential Mortgage Pass-Through Ctfs.—1.9%
Bank of America Mortgage Securities,
Ser. 2004-F, Cl. 2A7, 4.18%, 2034	417,537	[b]	416,492
Countrywide Alternative Loan Trust:
Ser. 2004-J5, Cl. 1A1, 2.6075%, 2034	82,643	[b]	82,739
Stripped Security, Interest Only Class,
Ser. 2004-J5, Cl. 1AI0, .75%, 2006	5,287,521	[f]	35,448
Washington Mutual:
Ser. 2003-AR10, Cl. A6, 4.08%, 2033	203,000	[b]	201,440
Ser. 2004-AR7, Cl. A6, 3.95%, 2034	135,000	[b]	133,486
Ser. 2004-AR9, Cl. A7, 4.23%, 2034	165,000	[b]	165,233
			1,034,838
Retail—.3%
May Department Stores:
Notes, 3.95%, 2007	45,000		45,103
Notes, 4.8%, 2009	45,000		45,803

The Fund 17

S T A T E M E N T O F I N V E S T M E N T S (continued)

		Principal
Bonds and Notes (continued)		Amount [a]		Value ($)

Retail (continued)
Office Depot,
Sr. Notes, 6.25%, 2013		75,000		80,163
				171,069
Semiconductors—.2%
Freescale Semiconductor,
Sr. Notes, 6.875%, 2011		70,000		75,425
State Government—1.7%
Badger Tobacco Asset Securitization,
Asset-Backed Ctfs., 6.125%, 2027		200,000		198,900
Golden State Tobacco Securitization,
Asset-Backed Ctfs., Ser. A-3, 7.875%, 2042		580,000		629,799
Sacramento County California Pension Funding,
Bonds, Ser. C-1, 0%, 2030		100,000		94,700
				923,399
Telecommunications—1.8%
Deutsche Telekom International Finance,
Notes, 8.75%, 2030		245,000	[b]	324,478
France Telecom,
Notes, 8.75%, 2011		110,000	[b]	131,381
MCI,
Sr. Notes, 5.908%, 2007		41,000		42,076
Qwest:
Notes, 5.625%, 2008		70,000		71,575
Sr. Notes, 7.875%, 2011		65,000	[c]	70,850
Rogers Wireless:
Secured Notes, 7.25%, 2012		60,000	[c,e]	63,900
Secured Notes, 7.5%, 2015		15,000	[c]	15,900
SBC Communications,
Notes, 5.625%, 2016		90,000		93,171
Sprint Capital,
Notes, 8.75%, 2032		110,000		147,005
				960,336
Tobacco—.8%
Philip Morris Capital,
Bonds, 4%, 2006	CHF	460,000		412,112
Transportation—.5%
FedEx,
Notes, 2.65%, 2007		285,000		279,287

18

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

U.S. Government—7.7%
U.S. Treasury Bonds,
6.25%, 5/15/2030	1,200,000	1,435,068
U.S. Treasury Inflation Protected Securities,
.875%, 4/15/2010	1,078,036 [g]	1,068,394
U.S. Treasury Notes:
2.875%, 11/30/2006	1,225,000 [e]	1,221,555
3.375%, 9/15/2009	70,000	69,382
3.875%, 5/15/2009	295,000 [e]	299,437
		4,093,836
U.S. Government Agencies/Mortgage-Backed—29.7%
Federal Home Loan Mortgage Corp.:
4%, 10/1/2009	122,681	123,255
4.5%, 10/1/2009	123,239	124,817
5%, 10/1/2018	673,058	684,204
6%, 7/1/2017-4/1/2033	444,606	461,613
Federal National Mortgage Association:
3.53%, 7/1/2010	292,689	282,993
4.06%, 6/1/2013	100,000	94,843
5%	860,000 [h]	859,806
5%, 7/1/2011-4/1/2019	759,186	772,379
5.5%	1,335,000 [h]	1,360,422
5.5%, 12/1/2024-1/1/2034	1,828,721	1,862,300
6%	3,915,000 [h]	4,048,345
6%, 4/1/2018-6/1/2033	828,859	864,018
6.5%, 12/1/2031-11/1/2032	752,512	790,188
7%, 5/1/2032-7/1/2032	105,466	111,827
Grantor Trust:
Ser. 2001-T6, Cl. B, 6.088%, 5/25/2011	275,000	301,637
Ser. 2001-T11, Cl. B, 5.503%, 9/25/2011	75,000	80,007
Government National Mortgage Association I:
6.5%, 9/15/2032	214,127	225,703
8%, 2/15/2030-5/15/2030	12,329	13,388
Ser. 2003-64, Cl. A, 3.089%, 4/16/2024	56,232	55,625
Ser. 2003-88, Cl. AC, 2.9141%, 6/16/2018	300,040	293,763
Ser. 2003-96, Cl. B, 3.6072%, 8/16/2018	175,000	173,861
Ser. 2004-9, Cl. A, 3.36%, 8/16/2022	122,488	120,517
Ser. 2004-23, Cl. B, 2.946%, 3/16/2019	140,000	136,113
Ser. 2004-25, Cl. AB, 1.698%, 11/16/2006	43,910	43,817
Ser. 2004-25, Cl. AC, 3.377%, 1/16/2023	350,000	344,419
Ser. 2004-43, Cl. A, 2.822%, 12/16/2019	391,397	381,752

The Fund 19

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Bonds and Notes (continued)	Amount [a]		Value ($)

U.S. Government Agencies/Mortgage-Backed (continued)
Government National Mortgage Association I (continued):
Ser. 2004-51, Cl. A, 4.145%, 2/16/2018	254,493		256,313
Ser. 2004-57, Cl. A, 3.022%, 1/16/2019	205,894		202,118
Ser. 2004-67, Cl. A, 3.648%, 9/16/2017	270,247		269,249
Ser. 2004-77, Cl. A, 3.402%, 3/16/2020	222,738		219,907
Ser. 2004-97, Cl. AB, 3.084%, 4/16/2022	224,342		219,091
Ser. 2004-108, Cl. A, 3.999%, 5/16/2027	125,000		124,942
			15,903,232
Utilities-Gas/Electric—5.6%
AES,
Sr. Secured Notes, 8.75%, 2013	125,000	[c]	142,656
Consumers Energy:
First Mortgage Bonds, 5.5%, 2016	100,000	[c]	103,183
First Mortgage Bonds, 6.25%, 2006	25,000		26,112
First Mortgage Bonds, Ser. B, 5.375%, 2013	185,000		191,645
First Mortgage Bonds, Ser. F, 4%, 2010	155,000		152,424
Dominion Resources,
Notes, Ser. A, 3.66%, 2006	95,000		95,205
Enterprise Capital Trust II,
Capital Securities, Ser. B, 3.78%, 2028	160,000	[b]	157,541
FPL Group Capital,
Notes, 7.625%, 2006	225,000		240,435
FirstEnergy,
Sr. Notes, Ser. A, 5.5%, 2006	310,000		320,163
IPALCO Enterprises,
Sr. Secured Notes, 8.625%, 2011	75,000	[b]	84,375
Illinois Power,
First Mortgage Bonds, 7.5%, 2009	115,000		129,829
Indianapolis Power & Light,
First Mortgage Bonds, 6.6%, 2034	35,000	[c]	37,621
Monongahela Power,
First Mortgage Bonds, 6.7%, 2014	50,000	[c]	55,644
Nevada Power,
Bonds, 5.875%, 2015	50,000	[c]	50,625
Niagara Mohawk Power,
Sr. Notes, Ser. G, 7.75%, 2008	35,000		39,407
NiSource Capital Markets,
Notes, 7.86%, 2017	75,000		89,139
NiSource Finance,
Notes, 2.915%, 2009	275,000	[b]	274,990

20

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Utilities-Gas/Electric (continued)
PPL Capital Funding Trust I,
Notes, 7.29%, 2006	220,000	229,583
TXU:
Notes, 4.8%, 2009	275,000 [c]	275,788
Notes, Ser. C, 6.375%, 2008	65,000	69,099
United Utilities,
Notes, 6.25%, 2005	55,000	56,063
Westar Energy,
First Mortgage Bonds, 7.875%, 2007	160,000	174,791
		2,996,318
Total Bonds and Notes
(cost $57,646,376)		58,799,816

Preferred Stocks—1.3%	Shares	Value ($)

Automotive—.1%
General Motors,
Ser. C, Cum. Conv., $1.5625	2,250	59,906
Banking—.1%
Sovereign Capital Trust IV,
Conv., $2.1875	1,400	68,600
Real Estate—.8%
Equity Office Properties Trust,
Ser. B, Cum. Conv., $2.625	7,840	404,740
U.S. Government Agencies—.3%
Federal National Mortgage Association:
Conv., $ 1.344	100	105,000
Non Conv., $ 1.75	900	51,244
		156,244
Total Preferred Stocks
(cost $648,061)		689,490

	Face Amount
	Covered by
Options—.0%	Contracts ($)	Value ($)

Call Options;
U.S. Treasury Notes,
3%, 2/15/2009,
February 2005 @ $101.109	2,270,000	177

The Fund 21

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Face Amount
	Covered by
Options (continued)	Contracts ($)	Value ($)

Put Options;
U.S. Treasury Notes,
4.25%, 11/15/2014, March 2005 @ $98.008	1,090,000	4,807
Total Options
(cost $28,799)		4,984

Investment of Cash Collateral
for Securities Loaned—4.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $2,374,338)	2,374,338 [i]	2,374,338

Total Investments (cost $60,697,574)	115.6%	61,868,628
Liabilities, Less Cash and Receivables	(15.6%)	(8,341,753)
Net Assets	100.0%	53,526,875

a Principal amount stated in U.S. Dollars unless otherwise noted. CHF—Swiss Francs EUR—Euros b Variable rate security—interest rate subject to periodic change. c Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.These securities have been deemed to be liquid by the Board of Trustees. At December 31, 2004, these securities amounted to $5,180,369 or 9.7% of net assets. d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity. e All or a portion of these securities are on loan.At December 31, 2004, the total market value of the fund’s securities on loan is $2,313,380 and the total market value of the collateral held by the fund is $2,374,338. f Notional face amount shown. g Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index. h Purchased on a forward commitment basis. i Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Corporate Bonds	38.4	Money Market Investments	4.4
U.S.Government/Agency Securities	37.4	State Government	1.7
Mortgage/Asset Backed	24.5	Preferred Stock	1.3
Foreign	7.9		115.6

† Based on net assets.
See notes to financial statements.

22

STATEMENT OF OPTIONS WRITTEN
December 31, 2004

Put Options
	Face Amount
	Covered by
Issuer	Contracts ($)	Value ($)

U.S. Treasury Notes,
4.25%, 11/15/2014, March 2005 @ $ 96.195
(Premiums received $15,498)	2,180,000	2,790

See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $2,313,380)—Note 1(c):
Unaffiliated issuers	58,323,236	59,494,290
Affiliated issuers	2,374,338	2,374,338
Dividends and interest receivable		476,355
Receivable for shares of Beneficial Interest subscribed		40,179
Unrealized appreciation on swaps—Note 4		34,146
Receivable from broker for swap transactions—Note 4		239
		62,419,547

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		47,610
Cash overdraft due to Custodian		121,235
Payable for investment securities purchased		6,264,722
Liability for securities on loan—Note 1(c)		2,374,338
Unrealized depreciation on forward currency
exchange contracts—Note 4		55,504
Unrealized depreciation on swaps—Note 4		15,087
Payable for shares of Beneficial Interest redeemed		11,386
Outstanding options written, at value (premiums
received $15,498)—See Statement of Options Written		2,790
		8,892,672

Net Assets ($)		53,526,875

Composition of Net Assets ($):
Paid-in capital		59,928,502

Accumulated distributions in excess of investment income—net				(89,897)
Accumulated net realized gain (loss) on investments				(7,466,037)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				1,154,307

Net Assets ($)				53,526,875

Net Asset Value Per Share
	Class A	Class B	Class C	Class R

Net Assets ($)	43,466,419	6,536,890	1,597,928	1,925,638
Shares Outstanding	3,974,931	597,853	146,015	176,253

Net Asset Value Per Share ($)	10.94	10.93	10.94	10.93

See notes to financial statements.
24

STATEMENT OF OPERATIONS
Year Ended December 31, 2004

Investment Income ($):
Income:
Interest	2,373,853
Cash dividends	24,580
Income from securities lending	7,892
Total Income	2,406,325
Expenses:
Management fee—Note 3(a)	386,804
Distribution and service fees—Note 3(b)	208,165
Loan commitment fees—Note 2	559
Total Expenses	595,528
Investment Income—Net	1,810,797

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	1,504,788
Net realized gain (loss) on options transactions	83,007
Net realized gain (loss) on swap transactions	75,269
Net realized gain (loss) on forward currency exchange contracts	(383,518)
Net Realized Gain (Loss)	1,279,546
Net unrealized appreciation (depreciation) on investments, options,
foreign currency transactions and swap transactions	(473,181)
Net Realized and Unrealized Gain (Loss) on Investments	806,365
Net Increase in Net Assets Resulting from Operations	2,617,162

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2004	2003

Operations ($):
Investment income—net	1,810,797	1,831,974
Net realized gain (loss) on investments	1,279,546	1,124,467
Net unrealized appreciation
(depreciation) on investments	(473,181)	273,748
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,617,162	3,230,189

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,857,056)	(1,639,080)
Class B shares	(294,406)	(321,778)
Class C shares	(58,188)	(50,998)
Class R shares	(89,430)	(128,194)
Net realized gain on investments:
Class A shares	(162,127)	(191,821)
Class B shares	(24,367)	(45,150)
Class C shares	(5,995)	(7,407)
Class R shares	(7,103)	(15,330)
Total Dividends	(2,498,672)	(2,399,758)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	4,553,755	2,714,221
Class B shares	924,770	803,504
Class C shares	712,131	243,918
Class R shares	43,431	624,957
Dividends reinvested:
Class A shares	1,676,686	1,538,344
Class B shares	207,747	234,934
Class C shares	26,626	23,252
Class R shares	70,620	119,763
Cost of shares redeemed:
Class A shares	(6,678,813)	(8,623,372)
Class B shares	(4,912,989)	(3,353,257)
Class C shares	(832,552)	(580,018)
Class R shares	(396,870)	(1,970,340)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(4,605,458)	(8,224,094)
Total Increase (Decrease) in Net Assets	(4,486,968)	(7,393,663)

Net Assets ($):
Beginning of Period	58,013,843	65,407,506
End of Period	53,526,875	58,013,843
Undistributed (distributions in excess of)
investment income—net	(89,897)	134,313
26

	Year Ended December 31,

	2004	2003

Capital Share Transactions:
Class A [a]
Shares sold	417,605	250,306
Shares issued for dividends reinvested	153,629	141,478
Shares redeemed	(614,523)	(797,689)
Net Increase (Decrease) in Shares Outstanding	(43,289)	(405,905)

Class B [a]
Shares sold	84,696	74,092
Shares issued for dividends reinvested	19,036	21,608
Shares redeemed	(451,478)	(309,933)
Net Increase (Decrease) in Shares Outstanding	(347,746)	(214,233)

Class C
Shares sold	64,695	22,348
Shares issued for dividends reinvested	2,437	2,137
Shares redeemed	(76,179)	(53,386)
Net Increase (Decrease) in Shares Outstanding	(9,047)	(28,901)

Class R
Shares sold	3,963	57,462
Shares issued for dividends reinvested	6,477	11,025
Shares redeemed	(36,370)	(181,593)
Net Increase (Decrease) in Shares Outstanding	(25,930)	(113,106)

[a]	During the period ended December 31, 2004, 181,667 Class B shares representing $1,976,034 were automatically converted to 181,651 Class A shares and during the period ended December 31, 2003, 45,778 Class
B shares representing $497,111 were automatically converted to 45,774 Class A shares.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,

Class A Shares	2004 [a]	2003	2002	2001 [b]	2000

Per Share Data ($):
Net asset value, beginning of period	10.90	10.75	10.37	10.29	9.99
Investment Operations:
Investment income—net	.37[c]	.33[c]	.38[c]	.52[c]	.61
Net realized and unrealized
gain (loss) on investments	.18	.26	.42	.10	.30
Total from Investment Operations	.55	.59	.80	.62	.91
Distributions:
Dividends from investment income—net	(.47)	(.39)	(.42)	(.54)	(.61)
Dividends from net realized
gain on investments	(.04)	(.05)	—	—	—
Total Distributions	(.51)	(.44)	(.42)	(.54)	(.61)
Net asset value, end of period	10.94	10.90	10.75	10.37	10.29

Total Return (%) [d]	5.15	5.51	7.87	6.09	9.53

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95	.95	.95	.95	.95
Ratio of net investment income
to average net assets	3.38	3.06	3.63	5.01	6.16
Portfolio Turnover Rate	315.33[e]	469.41[e]	524.46	477.71	531.86

Net Assets, end of period ($ X 1,000)	43,466	43,811	47,571	49,729	51,527

[a] As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to January 1, 2004, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for the fiscal year ended December 31, 2004, was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income to average net assets from 3.52% to 3.38%.
[b] As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income to average net assets from 5.16% to 5.01%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
[c] Based on average shares outstanding at each month end.
[d] Exclusive of sales charge.
[e] The portfolio turnover rates excluding mortgage dollar roll transactions for the years ended December 31, 2004 and
December 31, 2003 were 189.68% and 272.57%, respectively.

See notes to financial statements.

28

		Year Ended December 31,

Class B Shares	2004 [a]	2003	2002	2001 [b]	2000

Per Share Data ($):
Net asset value, beginning of period	10.90	10.75	10.37	10.29	9.99
Investment Operations:
Investment income—net	.30[c]	.25[c]	.30[c]	.44[c]	.54
Net realized and unrealized
gain (loss) on investments	.16	.25	.42	.10	.30
Total from Investment Operations	.46	.50	.72	.54	.84
Distributions:
Dividends from investment income—net	(.39)	(.30)	(.34)	(.46)	(.54)
Dividends from net realized
gain on investments	(.04)	(.05)	—	—	—
Total Distributions	(.43)	(.35)	(.34)	(.46)	(.54)
Net asset value, end of period	10.93	10.90	10.75	10.37	10.29

Total Return (%) [d]	4.27	4.73	7.07	5.30	8.73

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income
to average net assets	2.77	2.31	2.91	4.27	5.41
Portfolio Turnover Rate	315.33[e]	469.41[e]	524.46	477.71	531.86

Net Assets, end of period ($ X 1,000)	6,537	10,309	12,470	14,172	15,069

[a] As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to January 1, 2004, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for the fiscal year ended December 31, 2004, was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) on investments per share by $.01 and decrease the ratio of net investment income to average net assets from 2.88% to 2.77%.
[b] As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income to average net assets from 4.42% to 4.27%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
[c] Based on average shares outstanding at each month end.
[d] Exclusive of sales charge.
[e] The portfolio turnover rates excluding mortgage dollar roll transactions for the years ended December 31, 2004 and
December 31, 2003 were 189.68% and 272.57%, respectively.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)
		Year Ended December 31,

Class C Shares	2004 [a]	2003	2002	2001 [b]	2000

Per Share Data ($):
Net asset value, beginning of period	10.91	10.76	10.38	10.30	10.00
Investment Operations:
Investment income—net	.29[c]	.25[c]	.31[c]	.45[c]	.54
Net realized and unrealized
gain (loss) on investments	.17	.25	.41	.09	.30
Total from Investment Operations	.46	.50	.72	.54	.84
Distributions:
Dividends from investment income—net	(.39)	(.30)	(.34)	(.46)	(.54)
Dividends from net realized
gain on investments	(.04)	(.05)	—	—	—
Total Distributions	(.43)	(.35)	(.34)	(.46)	(.54)
Net asset value, end of period	10.94	10.91	10.76	10.38	10.30

Total Return (%) [d]	4.28	4.73	7.06	5.29	8.73

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income
to average net assets	2.66	2.31	2.92	4.30	5.42
Portfolio Turnover Rate	315.33[e]	469.41[e]	524.46	477.71	531.86

Net Assets, end of period ($ X 1,000)	1,598	1,692	1,980	2,245	2,834

[a]	As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to January 1, 2004, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for the fiscal year ended December 31, 2004, was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) on investments per share by $.01 and decrease the ratio of net investment income to average net assets from 2.80% to 2.66%.
[b]	As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income to average net assets from 4.44% to 4.30%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
[c]	Based on average shares outstanding at each month end.
[d]	Exclusive of sales charge.
[e]	The portfolio turnover rates excluding mortgage dollar roll transactions for the years ended December 31, 2004 and
December 31, 2003 were 189.68% and 272.57%, respectively.
See notes to financial statements.
30

		Year Ended December 31,

Class R Shares	2004 [a]	2003	2002	2001 [b]	2000

Per Share Data ($):
Net asset value, beginning of period	10.89	10.74	10.36	10.28	9.98
Investment Operations:
Investment income—net	.39[c]	.37[c]	.41[c]	.56[c]	.65
Net realized and unrealized
gain (loss) on investments	.19	.24	.41	.08	.29
Total from Investment Operations	.58	.61	.82	.64	.94
Distributions:
Dividends from investment income—net	(.50)	(.41)	(.44)	(.56)	(.64)
Dividends from net realized
gain on investments	(.04)	(.05)	—	—	—
Total Distributions	(.54)	(.46)	(.44)	(.56)	(.64)
Net asset value, end of period	10.93	10.89	10.74	10.36	10.28

Total Return (%)	5.43	5.78	8.14	6.24	9.92

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70	.70	.70	.70	.70
Ratio of net investment income
to average net assets	3.61	3.70	3.88	5.34	6.41
Portfolio Turnover Rate	315.33[d]	469.41[d]	524.46	477.71	531.86

Net Assets, end of period ($ X 1,000)	1,926	2,202	3,387	3,595	4,813

[a] As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to January 1, 2004, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of these changes for the fiscal year ended December 31, 2004, was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income to average net assets from 3.74% to 3.61%.
[b] As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) on investments per share by $.01 and decrease the ratio of net investment income to average net assets from 5.49% to 5.34%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
[c] Based on average shares outstanding at each month end.
[d] The portfolio turnover rates excluding mortgage dollar roll transactions for the years ended December 31, 2004 and
December 31, 2003 were 189.68% and 272.57%, respectively.

See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Managed Income Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek high current income consistent with what is believed to be prudent risk of capital primarily through investments in investment-grade corporate and U.S. Government obligations which primarily have maturities of 10 years or less. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment manager. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee or service fee. Class R shares are offered without a front-end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution fees and voting rights on matters affecting a single class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

32

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward currency exchange contracts) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments,

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked prices. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate. Swap transactions are valued daily based upon future cash flows and other factors, such as interest rates and underlying securities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

34

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At December 31, 2004, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $395,595, accumulated capital losses $7,273,546 and unrealized appreciation $476,324.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to December 31, 2004. If not applied, $4,432,909 of the carryover expires in fiscal 2007 and $2,840,637 expires in fiscal 2008.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2004 and December 31, 2003 were as follows: ordinary income $2,498,672 and $2,399,758, respectively.

During the period ended December 31, 2004, as a result of permanent book to tax differences primarily due to the tax treatment for amortization of premiums, the expiration of capital loss carryover and foreign currency transactions, the fund increased accumulated undistributed investment income-net by $264,073, decreased accumulated net realized gain (loss) on investments by $50,605 and decreased paid-in capital by $213,468. Net assets were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund

36

based on prevailing market rates in effect at the time of borrowings. During the period ended December 31, 2004, the fund did not borrow under the Facility.

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .70% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and the Trust (the “Dreyfus/Laurel Funds”) attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). These fees pertain to the Dreyfus/Laurel Funds and are charged and allocated to each series based on net assets. In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus

The Fund 37

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $31,413, Rule 12b-1 distribution plan fees $14,457 and shareholder services plan fees $1,740.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward currency exchange contracts, options transactions and swap transactions during the period ended December 31, 2004, amounted to $190,283,588 and $195,759,898, respectively, of which $75,820,288 in purchases and $76,101,128 in sales were from dollar roll transactions.

The fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the fund sells mortgage-backed securities to a financial institution and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date, at an agreed upon price.

In addition, the following table summarizes the fund’s call/put options written during the period ended December 31, 2004:

	Face Amount		Options Terminated

	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain/(Loss) ($)

Contracts outstanding
December 31, 2003	7,050,000	66,385	—	—
Contracts written	37,665,000	210,331
Contracts Terminated;
Closed	11,125,000	73,089	127,981	(54,892)
Expired	31,410,000	188,129	—	188,129
Total Contracts
Terminated	42,535,000	261,218	127,981	133,237
Contracts outstanding
December 31, 2004	2,180,000	15,498

The fund may purchase and write (sell) call/put options in order to gain exposure to or protect against change in the market.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to

40

the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at December 31, 2004:

	Foreign
Forward Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)

Sales:
Euro,
expiring 3/16/2005	2,602,500	3,478,678	3,530,551	(51,873)
Swiss Franc,
expiring 3/16/2005	490,000	426,458	430,089	(3,631)
Total				(55,504)

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

As of January 1, 2004, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Prior to January 1, 2004, these interim payments were reflected within interest income in the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively.At December 31, 2004, there were no total return swaps outstanding.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

The fund may enter into interest rate swaps which involve the exchange of commitments to pay and receive interest based on a notional principal amount. Interest rate swaps are marked-to-market daily and change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.The following summarizes interest rate swaps entered into by the fund at December 31, 2004:

		Unrealized
Notional Amount ($)	Description	Appreciation ($)

270,000	Interest Rate Swap Agreement with	3,274
	Bear Stearns terminating November 19,
	2009 to pay 3 month LIBOR and
	receive a fixed rate of 3.907%
270,000	Interest Rate Swap Agreement with	3,223
	Bear Stearns terminating November 22,
	2009 to pay 3 month LIBOR and
	receive a fixed rate of 3.85%
269,000	Interest Rate Swap Agreement with	3,238
	Lehman Brothers terminating
	November 18, 2009 to pay 3 month
	LIBOR and receive a fixed rate of 3.97%
270,000	Interest Rate Swap Agreement with	3,094
	Lehman Brothers terminating
	December 2, 2009 to pay 3 month
	LIBOR and receive a fixed rate of 4.097%
135,000	Interest Rate Swap Agreement with	1,450
	Lehman Brothers terminating
	December 13, 2009 to pay 1 month
LIBOR and receive a fixed rate of 3.9175%
530,000	Interest Rate Swap Agreement with	5,536
	Lehman Brothers terminating
	December 17, 2008 to pay 1 month
LIBOR and receive a fixed rate of 3.68375%
Total		19,815

Credit default swaps involve commitments to pay or receive a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. For those credit default swaps in which the fund is receiving a fixed rate, the fund is providing credits protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap.

42

The following summarizes open credit default swap agreements at December 31, 2004:

		Unrealized
		Appreciation
Notional Amount ($)	Description	(Depreciation) ($)

269,000	Agreement with Bear Stearns terminating	(295)
	December 20, 2009 to receive a fixed rate of
	1.25% and pay the notional amount as a
	result of interest payment default totaling
	$1,000,000 or principal payment default of
	$10,000,000 on Altria, 7%, 11/4/2013
127,000	Agreement with Lehman Brothers terminating	(5,883)
	September 20, 2009 to pay a fixed rate of
	4.8% and receive the notional amount as a
	result of interest payment default totaling
	$1,000,000 or principal payment default of
$10,000,000 on Bombardier, 6.75%, 5/1/2012
135,000	Agreement with Lehman Brothers terminating	128
	December 20, 2009 to receive a fixed rate of
.445% and pay the notional amount as a result of
interest payment default totaling $1,000,000 or
	principal payment default of $10,000,000 on
Countrywide Home Loans, 5.625%, 7/15/2009
530,000	Agreement with Bear Stearns terminating	(1,430)
	December 20, 2008 to receive a fixed rate of
	1.96% and pay the notional amount as a
	result of interest payment default totaling
	$1,000,000 or principal payment default of
	$10,000,000 on GMAC, 6.875%, 8/28/2012
280,000	Agreement with Merrill Lynch terminating	6,371
June 20, 2009 to receive a fixed rate of 1.56%
	and pay the notional amount as a result of
	interest payment default totaling $1,000,000
	or principal payment default of $10,000,000
	on Georgia-Pacific, 8.125%, 5/15/2011
270,000	Agreement with Bear Stearns terminating	336
	December 20, 2014 to pay a fixed rate of
	.18% and receive the notional amount as a
	result of interest payment default totaling
	$1,000,000 or principal payment default of
$10,000,000 on HSBC Bank, 2.11%, 4/12/2006
280,000	Agreement with Merrill Lynch terminating	(4,801)
	June 20, 2009 to pay a fixed rate of .76%
	and receive the notional amount as a result of
interest payment default totaling $1,000,000 or
	principal payment default of $10,000,000 on
	MeadWestvaco, 6.85%, 4/1/2012

The Fund 43

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

At December 31, 2004, the cost of investments for federal income tax purposes was $61,431,061; accordingly, accumulated net unrealized appreciation on investments was $437,567, consisting of $773,058 gross unrealized appreciation and $335,491 gross unrealized depreciation.

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”). In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds. The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert

The Fund 45

NOTES TO FINANCIAL STATEMENTS (continued)

that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

46

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
The Dreyfus/Laurel Funds Trust:

We have audited the accompanying statement of assets and liabilities, including the statements of investments and options written, of Dreyfus Premier Managed Income Fund (the “Fund”) of The Dreyfus/Laurel Funds Trust, as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Managed Income Fund of The Dreyfus/Laurel Funds Trust as of December 31, 2004 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 18, 2005

The Fund 47

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 1.04% of the ordinary dividends paid during the fiscal year ended December 31, 2004 as qualifying for the corporate dividends received deduction and also for the fiscal year ended December 31, 2004, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $10,169 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in January 2005 of the percentage applicable to the preparation of their 2004 income tax returns.

48

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (61)
Chairman of the Board (1999)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Azimuth Trust, an institutional asset management firm, Member of Board of Managers and Advisory Board
No. of Portfolios for which Board Member Serves: 186
———————

James Fitzgibbons (70)
Board Member (1994)

Principal Occupation During Past 5 Years:

• Chairman of the Board, Davidson Cotton Company (1998-2002)

Other Board Memberships and Affiliations:

• Bill Barrett Company, an oil and gas exploration company, Director

No. of Portfolios for which Board Member Serves: 23
———————

J. Tomlinson Fort (76)
Board Member (1987)

Principal Occupation During Past 5 Years:
• Retired; Of Counsel, Reed Smith LLP (1998-2004)

Other Board Memberships and Affiliations:
  Allegheny College, Emeritus Trustee
  Pittsburgh Ballet Theatre,Trustee
  American College of Trial Lawyers, Fellow
No. of Portfolios for which Board Member Serves: 23
———————

Kenneth A. Himmel (58)
Board Member (1994)

Principal Occupation During Past 5 Years:
  President and CEO,Related Urban Development,a real estate development company (1996-present)
  President and CEO, Himmel & Company, a real estate development company (1980-present)
  CEO, American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 23

The Fund 49

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Stephen J. Lockwood (57)
Board Member (1994)

Principal Occupation During Past 5 Years:
  Chairman of the Board, Stephen J. Lockwood and Company LLC, an investment company (2000-present)
  Chairman of the Board and CEO, LDG Reinsurance Corporation (1977-2000)
Other Board Memberships and Affiliations:
  BDML Holdings, an insurance company, Chairman of the Board
  Affiliated Managers Group, an investment management company, Director
No. of Portfolios for which Board Member Serves: 23
———————

Roslyn Watson (55)
Board Member (1994)

Principal Occupation During Past 5 Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)

Other Board Memberships and Affiliations:
  American Express Centurion Bank, Director
  The Hyams Foundation Inc., a Massachusetts Charitable Foundation,Trustee
  National Osteoporosis Foundation,Trustee
No. of Portfolios for which Board Member Serves: 23
———————

Benaree Pratt Wiley (58)
Board Member (1998)

Principal Occupation During Past 5 Years:
  President and CEO,The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA (1991-present)
Other Board Memberships and Affiliations:
  Boston College, Associate Trustee
  The Greater Boston Chamber of Commerce, Director
  Mass. Development, Director
  Commonwealth Institute, Director
  Efficacy Institute, Director
  PepsiCo African-American, Advisory Board
  The Boston Foundation, Director
  Harvard Business School Alumni Board, Director
No. of Portfolios for which Board Member Serves: 23
———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Ruth Marie Adams, Emeritus Board Member
Francis P. Brennan, Emeritus Board Member

50

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 92 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 59 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 92 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 51 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, Secretary since March 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since July 1980.

JAMES BITETTO, Assistant Secretary since October 2004.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 4 investment companies (comprised of 23 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since December 1996.

JEFF PRUSNOFSKY, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 88 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since October 1990.

MICHAEL A. ROSENBERG, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 90 investment companies (comprised of 194 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1985.

The Fund 51

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since August 2003.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 26 investment companies (comprised of 102 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since September 1982.

ERIK D. NAVILOFF, Assistant Treasurer since December 2002.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 19 investment companies (comprised of 75 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Manager since November 1992.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 27 investment companies (comprised of 107 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1990.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1993.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (93 investment companies, comprising 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 47 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 88 investment companies (comprised of 196 portfolios) managed by the Manager. He is 34 years old and has been an employee of the Distributor since October 1998.

52

For	More	Information

Dreyfus Premier
Managed Income Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $79,200 in 2003 and $84,550 in 2004.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $18,100 in 2003 and $10,750 in 2004. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2003 and $0 in 2004.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

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(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $5,400 in 2003 and $5,653 in 2004. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2003 and $0 in 2004.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2003 and $0 in 2004.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2003 and $0 in 2004.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,692,125 in 2003 and $2,476,483 in 2004.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 9.	Submission of Matters to a Vote of Security Holders.

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The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 10.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11.	Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 28, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 28, 2005

EXHIBIT INDEX
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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